                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2008

                     Date of reporting period: June 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                            June 30, 2008 (UNAUDITED)

ASIA PACIFIC FUND

  SHARES                                 SECURITY NAME                                                   VALUE
-----------   ------------------------------------------------------------------------------------   -------------
COMMON STOCKS: 95.45%

AUSTRALIA: 12.85%

    146,700   ABB Grain Limited (Agricultural Services)                                              $   1,167,265
    361,000   BHP Billiton Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)           15,123,422
  4,400,000   Boart Longyear Group (Heavy Construction Other Than Building Construction Contracts)       9,406,303
  1,625,000   CSR Limited (Building Construction-General Contractors & Operative Builders)               3,816,637
    980,000   Lihir Gold Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)+             3,090,889
  1,500,000   Mount Gibson Iron Limited (Metal Mining)+                                                  4,486,496
  2,026,289   Oxiana Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)<<                5,108,795
  1,245,000   Paladin Resources Limited (Diversified Mining)+                                            7,650,482
  1,802,000   Sino Gold Mining Limited (Coal Mining)+                                                   10,071,282
  1,920,000   Straits Resources Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)      12,589,798

                                                                                                        72,511,369
                                                                                                     -------------

BERMUDA: 1.61%

  1,250,000   Hongkong Land Holdings Limited (Real Estate)                                               5,300,000
  6,466,825   Macquarie International Infrastructure Fund Limited (Depository Institutions)              3,778,711

                                                                                                         9,078,711
                                                                                                     -------------

CANADA: 0.85%

    275,000     Sino-Forest Corporation (Forestry)                                                       4,816,613
                                                                                                     -------------


CHINA: 3.93%

  6,250,000   China Petroleum & Chemical Corporation (Sinopec) (Oil Companies)                           5,851,422
    106,000   Focus Media Holding Limited (Business Services)+                                           2,938,320
  2,100,000   Hidili Industry International Development Limited (Coal Mining)                            3,662,830
  7,150,000   Honghua Group Limited (Oil & Gas Extraction)+                                              3,071,916
    230,550   Longtop Financial Technologies Limited ADR (Business Services)+                            3,817,908
  3,300,000   Zijin Mining Group Company Limited Class H (Metal Mining)                                  2,805,989

                                                                                                        22,148,385
                                                                                                     -------------

HONG KONG: 12.29%

  8,548,000   Asia Financial Holdings Limited (Insurance Agents, Brokers & Service)                      3,288,852
  1,080,000   Bank of East Asia Limited (Depository Institutions)                                        5,865,914
 12,500,000   Champion REIT (Real Estate)                                                                5,787,297
    324,000   China Mobile (Hong Kong) Limited (Communications)                                          4,354,766
 12,900,000   China Rare Earth Holdings Limited (Diversified Operations)                                 2,514,733
  9,700,000   China Travel International Investment (Hong Kong) Limited (Amusement &
              Recreation Services)                                                                       2,624,900
  9,506,000   First Pacific Company Limited (Miscellaneous Manufacturing Industries)                     5,998,207
  3,865,000   Hopewell Highway Infrastructure Limited (Heavy Construction Other Than
              Building Construction Contracts)                                                           2,929,514
  1,500,000   Kowloon Development Company Limited (Real Estate)                                          2,747,122
  7,398,800   Noble Group Limited (Miscellaneous Manufacturing Industries)                              12,888,285
  7,544,018   Qin Jia Yuan Media Services Company Limited (Printing, Publishing & Allied
              Industries)                                                                                4,334,503
  1,290,000   Shanghai Industrial Holdings Limited (Holding & Other Investment Offices)                  3,788,643
  7,170,000   Sinochem Hong Kong Holding Limited (Chemicals & Allied Products)                           5,563,308
  4,000,000   Sinotruk Hong Kong Limited (Transportation Equipment)                                      3,868,030
  4,348,000   Tianjin Development Holdings Limited (Business Services)                                   2,760,281

                                                                                                        69,314,355
                                                                                                     -------------

INDIA: 4.91%

     33,500   Aban Offshore Limited (Oil & Gas Extraction)                                               2,243,001
  2,155,000   Dish TV India Limited (Communications)+                                                    1,505,119
    243,350   Edelweiss Capital Limited (Security & Commodity Brokers, Dealers, Exchanges &
              Services)                                                                                  3,305,940
     64,000   Educomp Solutions Limited (Educational Services)                                           3,837,174
  1,820,000   Gujarat NRE Coke Limited (Primary Metal Industries)                                        5,372,225
     61,400   Indian Hotels Company Limited (Hotels, Rooming Houses, Camps & Other Lodge
              Places)                                                                                      110,456
    250,000   Pantaloon Retail India Limited (Personal Services)                                         2,040,383
    176,204   Phoenix Mills Limited (Real Estate)                                                          635,809

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                            June 30, 2008 (UNAUDITED)

ASIA PACIFIC FUND

  SHARES                                 SECURITY NAME                                                   VALUE
-----------   ------------------------------------------------------------------------------------   -------------
INDIA (continued)

    135,000   Tata Tea Limited (Industrial & Commercial Machinery & Computer Equipment)              $   2,342,144
    105,000   Titan Industries Limted (Measuring, Analyzing & Controlling Instruments:
              Photographic, Medical & Optical)                                                           2,421,772
    840,000   Zee Entertainment Enterprises Limited (Motion Pictures)                                    3,904,707

                                                                                                        27,718,730
                                                                                                     -------------

INDONESIA: 1.71%

  5,150,000   Indika Energy Tbk PT (Coal Mining)+                                                        1,829,311
  4,100,000   PT International Nickel Indonesia Tbk (Metal Mining)                                       2,690,347
  2,210,000   PT United Tractors Tbk (Stone, Clay, Glass & Concrete Products)                            2,912,310
 14,600,000   Sumalindo Lestari Jaya Tbk PT (Forestry)                                                   2,185,249

                                                                                                         9,617,217
                                                                                                     -------------

JAPAN: 19.77%

    175,500   Asahi Breweries Limited (Food & Kindred Products)                                          3,275,802
     28,200   Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer
              Equipment)                                                                                 2,754,005
      1,200   Inpex Holdings Incorporated (Oil & Gas Exploration)                                       15,143,382
  1,283,000   Marubeni Corporation (Business Services)                                                  10,717,342
    708,000   Marui Company Limited (Apparel & Accessory Stores)                                         5,514,112
    425,000   Mitsubishi Corporation (Business Services)                                                14,008,570
  1,500,000   Mitsubishi Rayon Company Limited (Textile Mill Products)<<                                 4,732,307
    397,000   Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                   8,767,387
      1,350   Mizuho Financial Group Incorporated (Banking)                                              6,305,975
      2,000   Nippon Telegraph & Telephone Corporation (Communications)                                  9,794,227
    800,000   Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges &
              Services)                                                                                 11,851,015
     78,300   Oriental Land Company Limited (Amusement & Recreation Services)                            4,675,067
    170,800   Softbank Corporation (Holding & Other Investment Offices)                                  2,879,239
    660,000   Sumitomo Chemical Company Limited (Chemicals & Allied Products)                            4,158,214
     90,000   Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)                  4,246,362
        600   United Urban Investment Corporation (Real Estate)<<                                        2,700,946

                                                                                                       111,523,952
                                                                                                     -------------

MALAYSIA: 4.11%

  6,786,000   Eastern and Oriental Berhad (Real Estate)                                                  3,717,503
  4,180,000   Ekovest Berhad (Building Construction-General Contractors & Operative Builders)            1,458,363
  1,580,000   KNM Group BHD (Holding & Other Investment Offices)                                         3,070,543
  2,400,000   Kulim (Malaysia) Berhad (Food & Kindred Products)                                          7,124,713
  2,080,000   Sime Darby Berhad (Holding & Other Investment Offices)                                     5,888,294
    779,000   Tenaga Nasional Berhad (Electric, Gas & Sanitary Services)                                 1,943,030

                                                                                                        23,202,446
                                                                                                     -------------

NEW ZEALAND: 0.51%

    848,000   Cavotec MSL Holdings Limited (Agricultural Services)                                       2,876,045
                                                                                                     -------------

PHILIPPINES: 3.18%

 55,100,000   Alliance Global Group Incorporated (Miscellaneous Manufacturing Industries)+               3,681,924
    107,700   Globe Telecom Incorporated (Communications)                                                2,830,738
  7,100,000   Manila Water Company (Food & Kindred Products)                                             2,886,179
  6,300,000   Pepsi-Cola Products Philippines Incorporated (Food & Kindred Products)+                      350,819
 43,337,500   PNOC Energy Development Corporation (Electric, Gas & Sanitary Services)                    5,019,601
 47,625,000   Vista Land & Lifescapes Incorporated (Depository Institutions)                             3,182,426

                                                                                                        17,951,687
                                                                                                     -------------

SINGAPORE: 16.34%

  6,598,000   Ascott Residence Trust (Real Estate)<<                                                     5,188,975
  6,282,000   Banyan Tree Holdings Limited (Hotels, Rooming Houses, Camps & Other Lodge Places)          6,094,770
  1,325,000   CapitaLand Limited (Real Estate)                                                           5,551,064

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                            June 30, 2008 (UNAUDITED)

ASIA PACIFIC FUND

  SHARES                                 SECURITY NAME                                                   VALUE
-----------   ------------------------------------------------------------------------------------   -------------
SINGAPORE (continued)

  5,280,000   CDL Hospitality Trusts (Real Estate)                                                   $   6,830,179
  2,510,000   Cosco Corporation Singapore Limited (Water Transportation)                                 5,903,495
  1,530,000   Fraser & Neave Limited (Multi-Industry Companies)                                          5,094,190
    645,000   Haw Par Corporation Limited (Business Services)                                            3,095,697
  1,260,000   Hyflux Limited (Business Services)                                                         2,769,027
  3,590,000   Indofood Agri Resources Limited (Eating & Drinking Places)+                                6,728,529
    875,584   Jardine Strategic Holdings Limited (Depository Institutions)                              14,884,925
    545,000   Keppel Corporation Limited (Business Services)                                             4,462,387
  2,400,000   KS Energy Services Limited (Industrial & Commercial Machinery & Computer
              Equipment)<<                                                                               3,333,946
  3,050,667   Parkway Holdings Limited (Health Services)                                                 5,201,975
  6,669,600   Raffles Education Corporation Limited (Educational Services)                               5,539,413
  4,000,000   Singapore Post Limited (Transportation Services)                                           3,233,986
  1,850,000   Singapore Press Holdings Limited (Printing, Publishing & Allied Industries)                5,778,913
  1,360,000   Swiber Holdings Limited (Construction Special Trade Contractors)+                          2,469,002

                                                                                                        92,160,473
                                                                                                     -------------

SLOVENIA: 0.24%

    284,000   Singapore Petroleum Company Limited (Petroleum Refining & Related Industries)              1,377,678
                                                                                                     -------------

SOUTH KOREA: 3.76%

     85,400   CJ Home Shopping (Miscellaneous Retail)                                                    5,600,535
     27,500   Daelim Industrial Company Limited (Building Construction-General Contractors &
              Operative Builders)                                                                        2,812,963
     91,700   Hana Tour Service Incorporated (Transportation Services)                                   3,046,293
    552,500   LG Telecom Limited (Electronic & Other Electrical Equipment & Components, Except
              Computer Equipment)                                                                        4,188,447
     30,700   SK Telecom Company Limited (Communications)                                                5,590,890

                                                                                                        21,239,128
                                                                                                     -------------

TAIWAN: 2.56%

  2,750,000   Acer Incorporated (Electronic & Other Electrical Equipment & Components, Except
              Computer Equipment)                                                                        5,417,916
  6,861,000   President Securities Corporation (Security & Commodity Brokers, Dealers, Exchanges &
              Services)                                                                                  4,498,201
  2,100,000   Taiwan Semiconductor Manufacturing Company Limited (Semiconductors)                        4,497,084

                                                                                                        14,413,201
                                                                                                     -------------

THAILAND: 4.95%

  4,270,000   Bumrungrad Hospital PCL (Health Services)                                                  4,501,795
 10,875,000   Italian-Thai Development PCL (Building Construction-General Contractors & Operative
              Builders)                                                                                  1,951,548
 13,956,100   Major Cineplex Group PCL (Foreign Registered) (Business Services)                          6,094,185
 13,950,300   Minor International PCL (Foreign Registered) (Hotels, Rooming Houses, Camps & Other
              Lodge Places)                                                                              5,841,310
  3,835,000   Precious Shipping PCL (Foreign Registered) (Water Transportation)                          2,534,874
  6,000,000   Rojana Industrial Park PCL (Real Estate)                                                   2,602,064
 24,350,000   Thai Beverage PCL (Food & Kindred Products)                                                4,384,808

                                                                                                        27,910,584
                                                                                                     -------------

UNITED KINGDOM: 1.21%

  4,789,300   Aseana Properties Limited (Holding & Other Investment Offices)+                            3,160,938
  3,515,208   Guinness Peat Group plc (Miscellaneous Manufacturing Industries)                           3,670,383
  1,921,582   Maxjet Airways GDR (Transportation By Air)+(a)(i)                                                  0

                                                                                                         6,831,321
                                                                                                     -------------

VIETNAM: 0.67%

    615,000   Saigon Securities Incorporated (Depository Institutions)                               1,168,509
  2,700,000   Vietnam Property Fund Limited (Mutual Funds)+                                          2,632,500

TOTAL COMMON STOCKS (COST $576,300,747)                                                                538,492,904
                                                                                                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                            June 30, 2008 (UNAUDITED)

ASIA PACIFIC FUND

  SHARES                                 SECURITY NAME                                                   VALUE
-----------   ------------------------------------------------------------------------------------   -------------
COLLATERAL FOR SECURITIES LENDING: 0.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.65%

  3,672,490   Bank of New York Institutional Cash Reserve Fund                                       $   3,672,490
                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,672,490)                                                3,672,490
                                                                                                     -------------

Short-Term Investments: 0.30%
  1,712,362   Wells Fargo Advantage Money Market Trust~++                                                1,712,362
                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,712,362)                                                           1,712,362
                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES (Cost $581,685,599)*              96.40%                             $ 543,877,756

Other Assets and Liabilities, Net                                  3.60                                 20,310,023
                                                                 ------                              -------------

Total Net Assets                                                 100.00%                             $ 564,187,779
                                                                 ------                              -------------


+     Non-income earning securities.

<<    All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++    Short-term security of an affiliate of the Fund with a cost of $1,712,362.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

OVERSEAS FUND

     SHARES                                              SECURITY NAME                                                   VALUE
----------------  --------------------------------------------------------------------------------------------       -------------
COMMON STOCKS: 97.96%

AUSTRALIA: 6.06%
           7,974  BHP Billiton Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)                    $     334,056
          33,053  Orica Limited (Miscellaneous Manufacturing Industries)                                                   928,410
          11,907  Paladin Resources Limited (Diversified Mining)+                                                           73,168
          29,800  QBE Insurance Group Limited (Insurance Carriers)                                                         639,920
          10,251  Rio Tinto Limited (Metal Mining)<<                                                                     1,331,579
          35,834  Santos Limited (Oil & Gas Extraction)                                                                    736,858

                                                                                                                         4,043,991
                                                                                                                     -------------

BELGIUM: 0.12%
           1,228  Delhaize Group (Food Stores)                                                                              82,654
                                                                                                                     -------------

CANADA: 0.76%
          10,504  Teck Cominco Incorporated Limited (Metal Mining)                                                         506,504
                                                                                                                     -------------

CHINA: 0.60%
         310,000  PetroChina Company Limited (Oil & Gas Extraction)                                                        401,552
                                                                                                                     -------------

FINLAND: 2.96%
          16,340  Fortum Oyj (Electric, Gas & Sanitary Services)                                                           829,940
          47,100  Nokia Oyj (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)            1,148,690

                                                                                                                         1,978,630
                                                                                                                     -------------

FRANCE: 12.51%
           4,040  Alstom (Industrial & Commercial Machinery & Computer Equipment)<<                                        932,939
          22,900  AXA SA (Insurance Carriers)                                                                              679,998
           7,200  Bouygues SA (Engineering Construction)                                                                   477,929
           5,703  Compagnie Generale des Etablissements Michelin (Rubber & Miscellaneous Plastics Products)                409,807
           6,184  LVMH Moet Hennessy Louis Vuitton SA (Consumer Services)                                                  648,252
              62  PagesJaunes SA (Printing, Publishing & Allied Industries)                                                    913
           5,078  PPR SA (Apparel & Accessory Stores)                                                                      565,253
           4,192  Publicis Groupe (Communications)<<                                                                       135,830
           9,770  Sanofi-Aventis SA (Chemicals & Allied Products)                                                          652,677
           8,300  Suez SA (Building Construction-General Contractors & Operative Builders)                                 565,060
           4,705  Technip SA (Oil & Gas Extraction)                                                                        435,505
          17,016  Total SA (Oil & Gas Extraction)                                                                        1,452,069
           1,720  Vallourec SA (Steel Producers, Products)                                                                 603,655
          20,830  Vivendi Universal SA (Communications)                                                                    790,382

                                                                                                                         8,350,269
                                                                                                                     -------------

GERMANY: 8.99%
           4,400  Allianz SE (Insurance Carriers)                                                                          775,199
          18,800  Arcandor AG (General Merchandise Stores)<<                                                               218,446
           8,800  Bayer AG (Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical)               740,700
           6,900  Daimler AG (Transportation Equipment)                                                                    426,728
           6,200  Deutsche Bank AG (Depository Institutions)<<                                                             535,425
          87,189  Deutsche Telekom AG (Communications)                                                                   1,427,663
           5,100  E.ON AG (Electric, Gas & Sanitary Services)                                                            1,029,009
          15,451  GEA Group AG (Holding & Other Investment Offices)                                                        545,896
          13,836  Symrise AG (Chemicals & Allied Products)                                                                 300,622

                                                                                                                         5,999,688
                                                                                                                     -------------

GREECE: 0.93%
          20,552  Alpha Bank AE (Depository Institutions)                                                                  621,278
                                                                                                                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

OVERSEAS FUND

     SHARES                                              SECURITY NAME                                                   VALUE
----------------  --------------------------------------------------------------------------------------------       -------------
HONG KONG: 4.35%
          96,000  Bank of East Asia Limited (Depository Institutions)                                                $     521,415
          46,000  Cheung Kong Holdings Limited (Real Estate)                                                               620,039
          40,000  China Mobile (Hong Kong) Limited (Communications)                                                        537,625
         211,000  Hang Lung Properties Limited (Real Estate)                                                               676,521
          95,000  Television Broadcasts Limited (Motion Pictures)                                                          548,270

                                                                                                                         2,903,870
                                                                                                                     -------------

IRELAND: 0.00%
         254,000  Connemara Green Marble Quarries plc (Mining & Quarrying of Nonmetallic Minerals, Except
                  Fuels) +(a)                                                                                                    0
                                                                                                                     -------------

ITALY: 2.13%
          25,400  ENI SpA (Petroleum Refining & Related Industries)                                                        947,791
          77,300  UniCredito Italiano SpA (Depository Institutions)                                                        473,130

                                                                                                                         1,420,921
                                                                                                                     -------------

JAPAN: 21.43%
          51,000  Bank of Yokohama Limited (Depository Institutions)                                                       352,536
              97  East Japan Railway Company (Railroads)                                                                   790,178
           9,500  Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                               927,768
          26,400  Hitachi Construction Machinery Company Limited (Industrial & Commercial Machinery & Computer
                  Equipment)                                                                                               739,652
          19,000  Hitachi Metals Limited (Primary Metal Industries)                                                        312,059
              78  Inpex Holdings Incorporated (Oil & Gas Exploration)                                                      984,320
          16,000  Kao Corporation (Chemicals & Allied Products)                                                            419,645
          18,900  Mitsubishi Corporation (Business Services)                                                               622,969
          84,900  Mitsubishi UFJ Financial Group Incorporated (Depository Institutions)                                    752,375
          15,000  Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                                 331,261
          31,000  Mitsui Fudosan Company Limited (Real Estate)                                                             662,711
          15,900  Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                               748,693
          22,000  NGK Insulators Limited (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                      427,838
          10,600  Nidec Corporation (Wholesale Trade-Durable Goods)                                                        705,768
          25,000  Nippon Electric Glass Company Limited (Miscellaneous Manufacturing Industries)                           432,500
          62,100  Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)               919,935
          35,600  Nomura Research Institute Limited (Industrial & Commercial Machinery & Computer Equipment)               834,807
          13,100  Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)                                         811,772
          17,000  Takeda Pharmaceutical Company Limited (Chemicals & Allied Products)                                      864,529
          20,800  Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)                                981,382
          36,200  Yamaha Motor Company Limited (Transportation Equipment)                                                  677,397

                                                                                                                        14,300,095
                                                                                                                     -------------

LUXEMBOURG: 1.70%
          11,488  ArcelorMittal (Primary Metal Industries)                                                               1,135,886
                                                                                                                     -------------

NETHERLANDS: 5.50%
          20,355  ASML Holding NV (Semiconductor Equipment Manufacturing & Related)+                                       501,552
          12,600  Heineken NV (Eating & Drinking Places)                                                                   643,153
          21,800  ING Groep NV (Financial Services)<<                                                                      695,215
          42,800  Unilever NV (Food & Kindred Products)                                                                  1,214,983
          26,300  Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                             614,498

                                                                                                                         3,669,401
                                                                                                                     -------------

RUSSIA: 2.06%
           6,500  Gazprom ADR (Oil & Gas Extraction)                                                                       377,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

OVERSEAS FUND

     SHARES                                              SECURITY NAME                                                   VALUE
----------------  --------------------------------------------------------------------------------------------       -------------
RUSSIA (continued)
          10,135  Lukoil ADR (Oil & Gas Extraction)                                                                  $     995,257

                                                                                                                         1,372,257
                                                                                                                     -------------

SINGAPORE: 0.89%
         141,000  CapitaLand Limited (Real Estate)                                                                         590,717
                                                                                                                     -------------

SPAIN: 2.58%
          18,768  Indra Sistemas SA (Industrial & Commercial Machinery & Computer Equipment)                               488,156
          46,400  Telefonica SA (Communications)                                                                         1,233,164

                                                                                                                         1,721,320
                                                                                                                     -------------

SWEDEN: 0.45%
          29,000  Telefonaktiebolaget LM Ericsson Class B (Communications)                                                 302,402
                                                                                                                     -------------

SWITZERLAND: 6.38%
          12,400  Credit Suisse Group (Non-Depository Credit Institutions)                                                 569,292
          10,700  Holcim Limited (Building Construction-General Contractors & Operative Builders)                          866,747
          15,000  Nestle SA (Food & Kindred Products)                                                                      677,794
           7,485  Roche Holdings AG Genusschein (Medical Products)                                                       1,348,187
           3,100  Zurich Financial Services AG (Financial Services)                                                        793,549

                                                                                                                         4,255,569
                                                                                                                     -------------

TAIWAN: 0.98%
          59,933  Taiwan Semiconductor Manufacturing Company Limited ADR (Semiconductors)                                  653,869
                                                                                                                     -------------

UNITED KINGDOM: 16.58%
          58,500  Aviva plc (Insurance Carriers)                                                                           583,776
          86,000  BAE Systems plc (Transportation By Air)                                                                  757,992
          65,000  Barclays plc (Depository Institutions)                                                                   377,403
          14,020  BHP Billiton plc (Coal Mining)                                                                           536,170
         115,016  BP plc (Oil & Gas Extraction)                                                                          1,336,183
          71,000  British Sky Broadcasting plc (Communications)                                                            667,503
          28,800  GlaxoSmithKline plc (Chemicals & Allied Products)                                                        638,470
          19,000  GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                                    840,180
         377,000  Legal & General Group plc (Insurance Carriers)                                                           752,423
          56,338  National Grid plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                               741,186
           9,322  Rio Tinto plc (Metal Mining)                                                                           1,115,743
          24,575  Rolls Royce Group plc (Aerospace, Defense)                                                               167,162
          22,200  Royal Dutch Shell plc Class A (Oil & Gas Extraction)                                                     912,232
          20,760  Smiths Group plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                               449,066
         400,860  Vodafone Group plc (Communications)                                                                    1,190,879

                                                                                                                        11,066,368
                                                                                                                     -------------

TOTAL COMMON STOCKS (COST $63,575,696)                                                                                  65,377,241
                                                                                                                     -------------


                                                                                               EXPIRATION DATE
                                                                                               ---------------
RIGHTS: 0.01%
          13,929  Barclays plc Rights+(a)                                                           07/14/2008               2,774

TOTAL RIGHTS (COST $0)                                                                                                       2,774
                                                                                                                     -------------

COLLATERAL FOR SECURITIES LENDING: 3.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.74%
       2,495,490  Bank of New York Institutional Cash Reserve Fund                                                       2,495,490
                                                                                                                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

OVERSEAS FUND

     SHARES                                              SECURITY NAME                                                   VALUE
----------------  --------------------------------------------------------------------------------------------       -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,495,490)                                                                2,495,490
                                                                                                                     -------------

SHORT-TERM INVESTMENTS: 1.92%
       1,280,337  Wells Fargo Advantage Money Market Trust~++                                                        $   1,280,337
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,280,337)                                                                           1,280,337
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $67,351,523)*                                      103.63%                                                     $  69,155,842

Other Assets and Liabilities, Net                         (3.63)                                                        (2,419,439)
                                                         ------                                                      -------------

TOTAL NET ASSETS                                         100.00%                                                     $  66,736,403
                                                         ------                                                      -------------

<< All or a portion of this security is on loan.

+ Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $1,280,337.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.


The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL             PORTFOLIO OF INVESTMENTS -
STOCK FUNDS                                     JUNE 30, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES                                          SECURITY NAME                                             VALUE
----------------  ------------------------------------------------------------------------------------     -------------
COMMON STOCKS: 89.71%

AUSTRALIA: 3.21%
         719,666  Sino Gold Mining Limited (Coal Mining)+                                                  $   4,022,175
         470,000  Straits Resources Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)         3,081,878

                                                                                                               7,104,053
                                                                                                           -------------

AUSTRIA: 0.64%
          18,200  Strabag SE (Building Construction-General Contractors & Operative Builders)                  1,418,427
                                                                                                           -------------

BERMUDA: 1.51%
          26,000  Credicorp Limited (Depository Institutions)                                                  2,135,120
          57,800  Dufry South America Limited (General Merchandise Stores)+                                    1,218,664

                                                                                                               3,353,784
                                                                                                           -------------

BRAZIL: 12.59%
         254,800  Anhangera Educacional Participacoes SA (Educational Services)+                               4,275,541
         147,100  Bovespa Holding SA (Business Services)                                                       1,816,842
          25,500  Companhia Siderurgica Nacional SA (Primary Metal Industries)                                 1,129,374
          24,300  Fertilizantes Fosfatados SA (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)       1,844,745
         131,600  Marfrig Frigorificos e Comercio de Alimentos SA (Business Services)+                         1,666,446
         199,200  Minerva SA (Food Stores)+                                                                    1,043,778
         101,000  Odontoprev SA (Insurance Carriers)                                                           2,582,490
           2,800  OGX Petroleo e Gas Participacoes SA (Oil & Gas Extraction)+                                  2,212,945
          54,800  Petroleo Brasileiro SA ADR (Oil Companies)<<                                                 3,175,660
          80,600  Petroleo Brasileiro SA ADR (Non-Voting) (Oil Companies)                                      5,708,898
          97,900  Tele Norte Leste Participacoes SA ADR (Communications)                                       2,438,689

                                                                                                              27,895,408
                                                                                                           -------------

CANADA: 1.94%
         124,000  Pan American Silver Corporation (Metal Mining)+                                              4,287,920
                                                                                                           -------------

CAYMAN ISLANDS: 0.43%
          16,200  New Oriental Education & Technology Group Incorporated (Educational Services)+<<               946,404
                                                                                                           -------------

CHINA: 2.27%
       6,400,000  China Aoyuan Property Group Limited (Venture Capital)                                        1,428,196
       2,520,000  China Petroleum & Chemical Corporation (Sinopec) (Oil Companies)                             2,359,293
       2,880,000  Honghua Group Limited (Oil & Gas Extraction)+                                                1,237,359

                                                                                                               5,024,848
                                                                                                           -------------

EGYPT: 0.99%
          32,300  Orascom Construction Industries (Construction Special Trade Contractors)                     2,183,258
                                                                                                           -------------

HONG KONG: 5.36%
       2,375,000  Bank of China Limited (Depository Institutions)<<                                            1,056,943
         123,000  China Mobile (Hong Kong) Limited (Communications)                                            1,653,198
       3,950,000  Global Bio-Chem Technology (Miscellaneous Services)                                          1,641,348
       8,700,000  Kingdee International Software Group Company Limited (Industrial & Commercial Machinery &
                  Computer Equipment)                                                                          1,785,245
       2,883,800  Pou Sheng International Holdings Limited (Apparel & Accessory Stores)+                         887,636
         920,000  Shanghai Industrial Holdings Limited (Holding & Other Investment Offices)                    2,701,978
       3,372,000  Tianjin Development Holdings Limited (Business Services)                                     2,140,678

                                                                                                              11,867,026
                                                                                                           -------------

INDIA: 2.21%
          13,500  Aban Offshore Limited (Oil & Gas Extraction)                                                   903,896

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL             PORTFOLIO OF INVESTMENTS -
STOCK FUNDS                                     JUNE 30, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES                                   SECURITY NAME                                                         VALUE
----------------  ------------------------------------------------------------------------------------          -------------
INDIA (continued)
         110,136  Edelweiss Capital Limited (Security & Commodity Brokers, Dealers, Exchanges & Services)       $   1,496,211
          13,000  Educomp Solutions Limited (Educational Services)                                                    779,426
         190,400  Phoenix Mills Limited (Real Estate)                                                                 687,033
         220,000  Zee Entertainment Enterprises Limited (Motion Pictures)                                           1,022,661

                                                                                                                    4,889,227
                                                                                                                -------------
INDONESIA: 0.32%
       2,000,000  Indika Energy Tbk PT (Coal Mining)+                                                                 710,412
                                                                                                                -------------

ISRAEL: 3.03%
       1,200,000  Bezeq Israeli Telecommunication Corporation Limited (Communications)                              2,365,945
         136,900  Israel Chemicals Limited (Chemicals & Allied Products)                                            3,189,903
          25,500  Teva Pharmaceutical Industries Limited ADR (Biopharmaceuticals)                                   1,167,900

                                                                                                                    6,723,748
                                                                                                                -------------

LUXEMBOURG: 2.22%
          97,500  MHP SA GDR (Food & Kindred Products)+++                                                           1,803,750
          41,800  Tenaris SA ADR (Fabricated Metal Products, Except Machinery & Transportation Equipment)<<         3,114,100

                                                                                                                    4,917,850
                                                                                                                -------------

MALAYSIA: 0.83%
         650,000  Sime Darby Berhad (Holding & Other Investment Offices)                                            1,840,092
                                                                                                                -------------

MEXICO: 4.67%
         883,100  America Movil SA de CV (Communications)                                                           2,331,677
       2,362,000  Carso Infraestructura y Construccion SAB de CV (Construction Special Trade Contractors)+<<        2,159,744
         578,600  Empresas ICA Sociedad Controladora SA de CV (Building Construction-General Contractors &
                  Operative Builders)+                                                                              3,623,158
         338,100  Grupo Televisa SA (Communications)                                                                1,600,821
         258,900  Promotora Ambiental Sab de CV (Petroleum Refining & Related Industries)+                            627,600

                                                                                                                   10,343,000
                                                                                                                -------------

NETHERLANDS: 0.80%
          49,900  New World Resources NV (Coal Mining)+                                                             1,769,186
                                                                                                                -------------

NORWAY: 1.42%
         310,400  Copeinca ASA (Fishing, Hunting & Trapping)+                                                       3,138,616
                                                                                                                -------------

PERU: 3.28%
         111,300  Compania de Minas Buenaventura SA ADR (Primary Metal Industries)<<                                7,275,681
                                                                                                                -------------

PHILIPPINES: 3.02%
      21,843,000  Alliance Global Group Incorporated (Miscellaneous Manufacturing Industries)+                      1,459,606
          41,800  Globe Telecom Incorporated (Communications)                                                       1,098,652
       5,508,000  Manila Water Company (Food & Kindred Products)                                                    2,239,024
      16,382,000  PNOC Energy Development Corporation (Electric, Gas & Sanitary Services)                           1,897,459

                                                                                                                    6,694,741
                                                                                                                -------------

POLAND: 1.07%
         245,000  Telekomunikacja Polska SA (Communications)                                                        2,372,915
                                                                                                                -------------

QATAR: 0.24%
          61,650  Commercial Bank of Qatar (Non-Depository Credit Institutions)+++                                    524,025
                                                                                                                -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL             PORTFOLIO OF INVESTMENTS -
STOCK FUNDS                                     JUNE 30, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES                                   SECURITY NAME                                                    VALUE
----------------  ------------------------------------------------------------------------------------     -------------
RUSSIA: 12.93%
          26,200  Evraz Group SA GDR (Metal Mining)++                                                      $   3,052,300
         165,600  Gazprom ADR (Oil & Gas Extraction)                                                           9,604,800
          84,000  Globaltrans Investment PLC GDR (Engineering Construction)+++                                 1,369,200
          82,000  JSC MMC Norilsk Nickel ADR (Primary Metal Industries)<<                                      2,066,400
          49,800  Mechel ADR (Primary Metal Industries)<<                                                      2,467,092
          75,000  Pharmstandard GDR (Health Services)+                                                         2,066,250
         356,000  Rosneft Oil Company (Petroleum Refining & Related Industries)                                4,129,600
          23,900  Uralkali GDR (Food & Kindred Products)                                                       1,737,530
          73,000  Vimpel Communications ADR (Communications)                                                   2,166,640

                                                                                                              28,659,812
                                                                                                           -------------

SAUDI ARABIA: 1.60%
          90,000  Impala Platinum Holdings Limited (Metal Mining)                                              3,551,724
                                                                                                           -------------

SINGAPORE: 1.03%
       2,756,000  Raffles Education Corporation Limited (Educational Services)                                 2,288,986
                                                                                                           -------------

SOUTH AFRICA: 3.68%
         173,000  MTN Group Limited (Communications)                                                           2,750,766
         240,000  Murray & Roberts Holdings Limited (Holding & Other Investment Offices)                       2,666,360
          46,600  Sasol Limited (Coal Mining)                                                                  2,743,637

                                                                                                               8,160,763
                                                                                                           -------------

SOUTH KOREA: 5.04%
          10,400  Daelim Industrial Company Limited (Building Construction-General Contractors & Operative
                  Builders)                                                                                    1,063,811
          10,000  Hite Brewery Company Limited (Food & Kindred Products)                                       1,103,988
          20,000  Hyundai Department Store Company Limited (General Merchandise Stores)                        1,619,425
           8,670  Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                   5,180,202
          12,100  SK Telecom Company Limited (Communications)                                                  2,203,575

                                                                                                              11,171,001
                                                                                                           -------------

TAIWAN: 7.15%
       1,880,000  Acer Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                   3,703,884
       1,450,000  Ctci Corporation (Engineering, Accounting, Research Management & Related Services)           1,160,841
       2,456,740  Fuhwa Financial Holdings Company Limited (Security & Commodity Brokers, Dealers,
                  Exchanges & Services)                                                                        1,719,953
         370,216  Hon Hai Precision Industry Company Limited (Industrial & Commercial Machinery & Computer
                  Equipment)                                                                                   1,823,456
       1,500,000  Pou Chen Corporation (Apparel & Other Finished Products Made From Fabrics & Similar
                  Materials)                                                                                   1,309,590
       2,628,000  President Securities Corporation (Security & Commodity Brokers, Dealers, Exchanges &
                  Services)                                                                                    1,722,966
       1,017,000  Synnex Technology International Corporation (Motor Freight Transportation & Warehousing)     2,094,109
         610,000  Taiwan Semiconductor Manufacturing Company Limited (Semiconductors)                          1,306,296
       1,800,000  Teco Electric & Machinery Company Limited (Electronic & Other Electrical Equipment &
                  Components, Except Computer Equipment)                                                       1,008,138

                                                                                                              15,849,233
                                                                                                           -------------

THAILAND: 3.26%
         480,000  Bangkok Bank PCL (Foreign Registered) (Financial Services)                                   1,722,746
       1,748,000  Bumrungrad Hospital PCL (Health Services)                                                    1,842,889
       4,967,300  Major Cineplex Group PCL (Foreign Registered) (Business Services)                            2,169,062
       3,530,000  Minor International PCL (Foreign Registered) (Hotels, Rooming Houses, Camps & Other Lodge
                  Places)                                                                                      1,478,092

                                                                                                               7,212,789
                                                                                                           -------------

TURKEY: 1.80%
         241,327  Enka Insaat Ve Sanayi AS (Building Construction-General Contractors & Operative Builders)    2,780,677

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL             PORTFOLIO OF INVESTMENTS -
STOCK FUNDS                                     JUNE 30, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES                                   SECURITY NAME                                                    VALUE
----------------  ------------------------------------------------------------------------------------     -------------
TURKEY (continued)
         524,000  Turkiye Garanti Bankasi AS (Depository Institutions)                                     $   1,207,551

                                                                                                               3,988,228
                                                                                                           -------------

UNITED ARAB EMIRATES: 0.64%
         307,637  Arabtec Holding (Building Construction-General Contractors & Operative Builders)             1,356,834
          51,000  Depa Limited (Apparel & Accessory Stores)+                                                      72,420

                                                                                                               1,429,254
                                                                                                           -------------

USA: 0.53%
          15,900  Central European Distribution Corporation (Food & Kindred Products)+                         1,178,985
                                                                                                           -------------

TOTAL COMMON STOCKS (COST $209,119,446)                                                                      198,771,396
                                                                                                           -------------

PREFERRED STOCKS: 3.92%
         227,300  Companhia Vale do Rio Doce Preferreda+                                                       6,756,188
           7,350  HSBC Bank plc+                                                                                 365,310
          14,884  Industries Qatar+                                                                              734,272
         420,000  UBS AG London+                                                                                 832,862

TOTAL PREFERRED STOCKS (COST $8,577,427)                                                                       8,688,632
                                                                                                           -------------

COLLATERAL FOR SECURITIES LENDING: 4.30%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.68%
         676,358  Bank of New York Institutional Cash Reserve Fund                                               676,358
         185,983  BlackRockTemporary #24 Money Market Fund                                                       185,983
         213,741  Dreyfus Cash Management Fund                                                                   213,741
         213,741  Scudder Daily Assets Money Market Fund                                                         213,741
         213,741  Short-Term Investment Company Money Market Fund                                                213,741

                                                                                                               1,503,564
                                                                                                           -------------

   PRINCIPAL                                                                     INTEREST RATE  MATURITY DATE
----------------                                                                --------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.62%
          69,397  Banco Santander Totta Loan+++/-                                         2.48%    10/15/2008     69,362
       1,554,483  Bank of America Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $1,554,597)                  2.65     07/01/2008  1,554,483
          41,638  Bank of America Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $41,641)                     2.25     07/01/2008     41,638
          69,397  Bank of Ireland+++/-                                                    2.67     10/14/2008     69,369
         161,000  Bank of Ireland                                                         3.30     07/01/2008    161,000
         224,845  Bank of Ireland                                                         3.75     07/01/2008    224,845
         194,310  Barclays Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $194,322)                    2.25     07/01/2008    194,310
          83,276  Beagle Funding LLC++                                                    2.50     07/01/2008     83,276
         147,243  Cheyne Finance LLC+++/-/\/\(a)(i)                                       6.40     02/25/2008    106,015
         113,242  Cheyne Finance LLC+++/-/\/\(a)(i)                                       6.48     05/19/2008     81,534
       1,665,518  Citigroup Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $1,665,638)                  2.60     07/01/2008  1,665,518
         249,828  Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Money Market Securities (Maturity Value
                  $249,849)                                                               3.00     07/01/2008    249,828
         971,552  Deutsche Bank Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $971,625)                    2.70     07/01/2008    971,552
          41,638  Elysian Funding LLC++                                                   2.70     07/01/2008     41,638
          37,594  Goldman Sachs & Company Repurchase Agreement - 102%
                  Collateralized by Mortgage-Backed Securities (Maturity Value
                  $37,597)                                                                2.40     07/01/2008     37,594
         180,431  ING (USA) Annuity & Life Insurance Company+/-                           2.55     10/16/2008    180,431
         255,379  JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                  Money Market Securities (Maturity Value $255,401)                       3.10     07/01/2008    255,379

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL             PORTFOLIO OF INVESTMENTS -
STOCK FUNDS                                     JUNE 30, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

   PRINCIPAL                                    SECURITY NAME                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ------------------------------------------------------------- --------------  -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        430,259  JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                  Mortgage-Backed Securities (Maturity Value $430,292)                    2.75%    07/01/2008   $      430,259
         249,828  Lehman Brothers Repurchase Agreement - 102% Collateralized by
                  Money Market Securities (Maturity Value $249,850)                       3.10     07/01/2008          249,828
         138,793  Links Finance LLC+++/-                                                  2.58     08/15/2008          138,492
         208,190  Mazarin Funding Corporation+++/-                                        2.57     08/04/2008          207,922
          12,838  Morgan Stanley+/-                                                       2.60     10/15/2008           12,829
         138,793  Northern Rock plc+++/-                                                  2.49     10/03/2008          138,386
          27,759  Palisades Insurance Company                                             3.05     07/02/2008           27,756
         113,810  Sheffield Receivables Corporation++                                     3.00     07/07/2008          113,753
          36,086  Thames Asset Global Securitization #1 Incorporated++                    3.00     07/07/2008           36,068
          69,397  Ticonderoga Funding Limited++                                           2.43     07/02/2008           69,392
          69,397  UniCredito Italiano Bank (Ireland)+++/-                                 2.50     10/14/2008           69,373
          69,397  UniCredito Italiano Bank (Ireland) Series LIB+++/-                      2.48     10/08/2008           69,376
          69,397  Victoria Finance LLC+++/-/\/\(a)(i)                                     2.55     08/07/2008           56,905
         119,362  Victoria Finance LLC+++/-/\/\(a)(i)                                     2.83     07/28/2008           97,877
          86,052  Victoria Finance LLC+++/-/\/\(a)(i)                                     5.73     04/03/2008           70,562
         138,793  Victoria Finance LLC+++/-/\/\(a)(i)                                     5.95     02/15/2008          113,810
         138,793  White Pine Finance LLC+++/-/\/\(a)(i)                                   5.43     02/22/2008          127,273

                                                                                                                     8,017,633
                                                                                                                --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,687,054)                                                            9,521,197
                                                                                                                --------------

   SHARES
--------------
SHORT-TERM INVESTMENTS: 3.01%
     6,678,879  Wells Fargo Advantage Money Market Trust~++                                                          6,678,879

TOTAL SHORT-TERM INVESTMENTS (COST $6,678,879)                                                                       6,678,879
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $234,062,806)*                                                                                  100.94%   $  223,660,104

Other Assets and Liabilities, Net                                                                      (0.94)       (2,074,648)
                                                                                                      -------   --------------

TOTAL NET ASSETS                                                                                      100.00%   $  221,585,456
                                                                                                      -------   --------------

+ Non-income earning securities.

<< All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/- Variable rate investments.

/\/\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i) Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $6,678,879.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.05%

AUSTRALIA: 6.17%
         1,085    BHP Billiton Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)                $       45,454
         4,786    Orica Limited (Miscellaneous Manufacturing Industries)                                                134,432
         1,605    Paladin Resources Limited (Diversified Mining)+                                                         9,863
         4,000    QBE Insurance Group Limited (Insurance Carriers)                                                       85,895
         1,395    Rio Tinto Limited (Metal Mining)<<                                                                    181,207
         4,840    Santos Limited (Oil & Gas Extraction)                                                                  99,525

                                                                                                                        556,376
                                                                                                                 --------------

CANADA: 0.76%
         1,430    Teck Cominco Incorporated Limited (Metal Mining)                                                       68,955
                                                                                                                 --------------

CHINA: 0.60%
        42,000    PetroChina Company Limited (Oil & Gas Extraction)                                                      54,404
                                                                                                                 --------------

FINLAND: 2.67%
         2,200    Fortum Oyj (Electric, Gas & Sanitary Services)                                                        111,742
         5,300    Nokia Oyj (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)<<                                                                                 129,258

                                                                                                                        241,000
                                                                                                                 --------------

FRANCE: 13.52%
           550    Alstom (Industrial & Commercial Machinery & Computer Equipment)<<                                     127,009
            19    Arkema Incorporated ADR (Chemicals & Allied Products)                                                   1,075
         3,100    AXA SA (Insurance Carriers)                                                                            92,052
           900    Bouygues SA (Engineering Construction)                                                                 59,741
           779    Compagnie Generale des Etablissements Michelin (Rubber & Miscellaneous Plastics Products)              55,978
           745    LVMH Moet Hennessy Louis Vuitton SA (Consumer Services)                                                78,096
           771    PPR SA (Apparel & Accessory Stores)                                                                    85,823
         1,600    Sanofi-Aventis SA (Chemicals & Allied Products)                                                       106,887
         1,100    Suez SA (Building Construction-General Contractors & Operative Builders)                               74,887
           685    Technip SA (Oil & Gas Extraction)                                                                      63,405
         2,120    Total SA (Oil & Gas Extraction)                                                                       180,911
           794    Total SA ADR (Oil & Gas Extraction)                                                                    67,704
           300    Vallourec SA (Steel Producers, Products)                                                              105,289
         3,165    Vivendi Universal SA (Communications)                                                                 120,094

                                                                                                                      1,218,951
                                                                                                                 --------------

GERMANY: 8.84%
           500    Allianz SE (Insurance Carriers)                                                                        88,091
         2,100    Arcandor AG (General Merchandise Stores)<<                                                             24,401
         1,200    Bayer AG (Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical)            101,005
           900    Daimler AG (Transportation Equipment)                                                                  55,660
           800    Deutsche Bank AG (Depository Institutions)<<                                                           69,087
        11,848    Deutsche Telekom AG (Communications)                                                                  194,003
           800    E.ON AG (Electric, Gas & Sanitary Services)                                                           161,413
         1,822    GEA Group AG (Holding & Other Investment Offices)                                                      64,373
         1,806    Symrise AG (Chemicals & Allied Products)                                                               39,240

                                                                                                                        797,273
                                                                                                                 --------------

GREECE: 1.00%
         2,981    Alpha Bank AE (Depository Institutions)                                                                90,114
                                                                                                                 --------------

HONG KONG: 4.35%
        13,000    Bank of East Asia Limited (Depository Institutions)                                                    70,608
         6,000    Cheung Kong Holdings Limited (Real Estate)                                                             80,875
         5,000    China Mobile (Hong Kong) Limited (Communications)                                                      67,203

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES                                               SECURITY NAME                                                VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
HONG KONG (continued)
        29,000    Hang Lung Properties Limited (Real Estate)                                                     $       92,981
        14,000    Television Broadcasts Limited (Motion Pictures)                                                        80,798

                                                                                                                        392,465
                                                                                                                 --------------

ITALY: 2.13%
         3,400    ENI SpA (Petroleum Refining & Related Industries)                                                     126,870
        10,600    UniCredito Italiano SpA (Depository Institutions)                                                      64,879

                                                                                                                        191,749
                                                                                                                 --------------

JAPAN: 21.39%
         9,000    Bank of Yokohama Limited (Depository Institutions)                                                     62,212
            13    East Japan Railway Company (Railroads)                                                                105,900
         1,300    Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                            126,958
         3,600    Hitachi Construction Machinery Company Limited (Industrial & Commercial Machinery & Computer
                  Equipment)                                                                                            100,862
         2,000    Hitachi Metals Limited (Primary Metal Industries)                                                      32,848
            11    Inpex Holdings Incorporated (Oil & Gas Exploration)                                                   138,814
         2,000    Kao Corporation (Chemicals & Allied Products)                                                          52,456
         2,200    Mitsubishi Corporation (Business Services)                                                             72,515
        11,800    Mitsubishi UFJ Financial Group Incorporated (Depository Institutions)                                 104,570
         2,000    Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                               44,168
         4,000    Mitsui Fudosan Company Limited (Real Estate)                                                           85,511
         1,900    Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                             89,466
         4,000    NGK Insulators Limited (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                    77,789
         1,500    Nidec Corporation (Wholesale Trade-Durable Goods)                                                      99,873
         3,000    Nippon Electric Glass Company Limited (Miscellaneous Manufacturing Industries)                         51,900
         8,400    Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)            124,436
         4,900    Nomura Research Institute Limited (Industrial & Commercial Machinery & Computer Equipment)            114,903
         1,900    Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)                                      117,738
         2,300    Takeda Pharmaceutical Company Limited (Chemicals & Allied Products)                                   116,966
         2,400    Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)                             113,236
         5,100    Yamaha Motor Company Limited (Transportation Equipment)                                                95,434

                                                                                                                      1,928,555
                                                                                                                 --------------

LUXEMBOURG: 1.65%
         1,506    ArcelorMittal (Primary Metal Industries)                                                              148,907
                                                                                                                 --------------

NETHERLANDS: 6.68%
         2,586    ASML Holding NV (Semiconductor Equipment Manufacturing & Related)+                                     63,720
         1,700    Heineken NV (Eating & Drinking Places)                                                                 86,775
         3,035    ING Groep NV (Financial Services)                                                                      96,788
         4,300    Koninklijke (Royal) KPN NV (Communications)                                                            73,795
           400    Royal Dutch Shell plc ADR Class A (Petroleum Refining & Related Industries)                            32,684
         5,800    Unilever NV (Food & Kindred Products)                                                                 164,647
         3,600    Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                           84,114

                                                                                                                        602,523
                                                                                                                 --------------

RUSSIA: 1.91%
           850    Gazprom ADR (Oil & Gas Extraction)                                                                     49,300
         1,248    Lukoil ADR (Oil & Gas Extraction)                                                                     122,554

                                                                                                                        171,854
                                                                                                                 --------------

SINGAPORE: 1.53%
        18,000    CapitaLand Limited (Real Estate)                                                                       75,411

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES                                               SECURITY NAME                                                VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
SINGAPORE (continued)
         5,000    Great Eastern Holdings Limited (Holding & Other Investment Offices)                            $       62,107

                                                                                                                        137,518
                                                                                                                 --------------

SPAIN: 2.28%
         1,774    Indra Sistemas SA (Industrial & Commercial Machinery & Computer Equipment)                             46,142
         6,000    Telefonica SA (Communications)                                                                        159,461

                                                                                                                        205,603
                                                                                                                 --------------

SWEDEN: 0.46%
         3,940    Telefonaktiebolaget LM Ericsson Class B (Communications)                                               41,085
                                                                                                                 --------------

SWITZERLAND: 6.01%
         1,700    Credit Suisse Group (Non-Depository Credit Institutions)                                               78,048
         1,500    Holcim Limited (Building Construction-General Contractors & Operative Builders)                       121,507
         2,000    Nestle SA (Food & Kindred Products)                                                                    90,372
           956    Roche Holdings AG Genusschein (Medical Products)                                                      172,193
           310    Zurich Financial Services AG (Financial Services)                                                      79,355

                                                                                                                        541,475
                                                                                                                 --------------

TAIWAN: 0.73%
         6,029    Taiwan Semiconductor Manufacturing Company Limited ADR (Semiconductors)                                65,776
                                                                                                                 --------------

UNITED KINGDOM: 16.37%
         7,220    Aviva plc (Insurance Carriers)                                                                         72,049
        12,646    BAE Systems plc (Transportation By Air)                                                               111,460
         7,880    Barclays plc (Depository Institutions)                                                                 45,753
         1,930    BHP Billiton plc (Coal Mining)                                                                         73,809
        15,727    BP plc (Oil & Gas Extraction)                                                                         182,706
         9,380    British Sky Broadcasting plc (Communications)                                                          88,186
         5,859    GlaxoSmithKline plc (Chemicals & Allied Products)                                                     129,889
           960    GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                                  42,451
        42,600    Legal & General Group plc (Insurance Carriers)                                                         85,022
         7,328    National Grid plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                             96,408
         1,211    Rio Tinto plc (Metal Mining)<<                                                                        144,944
         9,208    Rolls Royce Group plc (Aerospace, Defense)                                                             62,634
         2,540    Royal Dutch Shell plc Class A (Oil & Gas Extraction)                                                  104,372
         3,360    Smiths Group plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                             72,681
        55,173    Vodafone Group plc (Communications)                                                                   163,908

                                                                                                                      1,476,272
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $8,510,389)                                                                                 8,930,855
                                                                                                                 --------------

                                                                                              EXPIRATION DATE
                                                                                              ---------------
RIGHTS: 0.00%

         1,689    Barclays plc Rights+(a)                                                        07/14/2008                 336

TOTAL RIGHTS (COST $0)                                                                                                      336
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING: 3.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.15%

       283,688    Bank of New York Institutional Cash Reserve Fund                                                      283,688
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $283,688)                                                                 283,688
                                                                                                                 --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

SHORT-TERM INVESTMENTS: 0.49%

        44,159    Wells Fargo Advantage Money Market Trust~++                                                            44,159
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $44,159)                                                                              44,159
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,838,236)*                                                     102.69%                                   $    9,259,038

Other Assets and Liabilities, Net                                       (2.69)                                         (242,591)
                                                                       ------                                    --------------

TOTAL NET ASSETS                                                       100.00%                                   $    9,016,447
                                                                       ------                                    --------------

+ Non-income earning securities.

<< All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $44,159.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 95.91%

AUSTRALIA: 3.33%
       103,200    Amcor Limited (Rubber & Miscellaneous Plastics Products)                                       $      499,612
       105,371    Babcock & Brown Infrastructure Group (Holding & Other Investment Offices)                              68,690
        20,181    BHP Billiton Limited (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)                       845,445
       166,200    Bluescope Steel Limited (Miscellaneous Manufacturing Industries)                                    1,806,781
       264,000    Boral Limited (Stone, Clay, Glass & Concrete Products)<<                                            1,429,927
        82,862    Orica Limited (Miscellaneous Manufacturing Industries)                                              2,327,472
        30,168    Paladin Resources Limited (Diversified Mining)+                                                       185,381
       397,900    Perilya Limited (Metal Mining)<<                                                                      282,272
       422,200    Qantas Airways (Transportation By Air)                                                              1,230,420
        70,000    QBE Insurance Group Limited (Insurance Carriers)                                                    1,503,168
        25,944    Rio Tinto Limited (Metal Mining)                                                                    3,370,060
        86,658    Santos Limited (Oil & Gas Extraction)                                                               1,781,958
       340,800    Telstra Corporation Limited (Communications)                                                        1,385,246

                                                                                                                     16,716,432
                                                                                                                 --------------

AUSTRIA: 0.32%
        19,700    Voestalpine AG (Fabricated Metal Products, Except Machinery & Transportation Equipment)             1,617,525
                                                                                                                 --------------

BELGIUM: 0.65%
        11,721    Delhaize Group (General Merchandise Stores)                                                           788,917
        10,400    Dexia SA (Depository Institutions)                                                                    166,363
        38,200    Fortis (Depository Institutions)                                                                      611,065
        21,800    Tessenderlo Chemie NV (Chemicals & Allied Products)                                                 1,160,809
        10,980    Umicore (Mining & Quarrying of Nonmetallic Minerals, Except Fuels)                                    542,828

                                                                                                                      3,269,982
                                                                                                                 --------------

BRAZIL: 0.84%
        35,923    Petroleo Brasileiro SA ADR (Oil Companies)                                                          2,081,738
        66,851    Redecard SA (Non-Depository Credit Institutions)                                                    1,235,186
       137,590    Vivo Participacoes SA ADR (Communications)                                                            875,072

                                                                                                                      4,191,996
                                                                                                                 --------------

CANADA: 0.93%
        51,274    Canadian Pacific Railway Limited (Railroad Transportation)                                          3,391,262
        26,594    Teck Cominco Incorporated Limited (Metal Mining)                                                    1,282,364

                                                                                                                      4,673,626
                                                                                                                 --------------

CHINA: 1.10%
     2,225,500    China Construction Bank Class H (Financial Services)                                                1,792,445
       190,000    China Life Insurance Company Limited (Insurance Carriers)                                             665,235
     1,326,900    China Petroleum & Chemical Corporation (Sinopec) (Oil Companies)                                    1,242,280
       788,000    PetroChina Company Limited (Oil & Gas Extraction)                                                   1,020,719
     1,635,739    Shanghai Electric Group Company Limited (Industrial & Commercial Machinery & Computer
                  Equipment)                                                                                            801,375

                                                                                                                      5,522,054
                                                                                                                 --------------

DENMARK: 0.41%
        29,700    Danske Bank A/S (Depository Institutions)                                                             859,034
        53,300    H. Lundbeck A/S (Chemicals & Allied Products)<<                                                     1,215,302

                                                                                                                      2,074,336
                                                                                                                 --------------

FINLAND: 2.70%
        22,100    Elcoteq Network Oyj (Communications)                                                                  180,936
       175,500    Fortum Oyj (Electric, Gas & Sanitary Services)                                                      8,913,987

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
FINLAND (continued)
       105,240    Nokia Oyj (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)    $    2,566,627
        22,000    Rautaruukki Oyj (Primary Metal Industries)                                                          1,006,581
        43,100    TietoEnator Oyj (Industrial & Commercial Machinery & Computer Equipment)<<                            897,097

                                                                                                                     13,565,228
                                                                                                                 --------------

FRANCE: 11.57%
        22,771    Alstom (Industrial & Commercial Machinery & Computer Equipment)                                     5,258,404
           910    Arkema (Oil & Gas Extraction)                                                                          51,436
        58,500    AXA SA (Insurance Carriers)                                                                         1,737,113
        29,200    BNP Paribas SA (Depository Institutions)<<                                                          2,645,351
        61,396    Bouygues SA (Engineering Construction)                                                              4,075,410
        16,200    Compagnie de Saint-Gobain (Stone, Clay, Glass & Concrete Products)                                  1,013,616
        23,799    Compagnie Generale Des Establissements Michelin Class B (Rubber & Miscellaneous Plastics
                  Products)                                                                                           1,710,153
        28,400    Credit Agricole SA (Depository Institutions)<<                                                        580,395
        46,253    Electricite de France SA (Electric, Gas & Sanitary Services)                                        4,394,159
        45,457    Lvmh Moet Hennessy Louis Vuitton SA (Consumer Services)                                             4,765,134
        16,900    Peugeot SA (Automotive Dealers & Gasoline Service Stations)                                           917,721
        13,953    PPR SA (Apparel & Accessory Stores)                                                                 1,553,165
        10,243    Publicis Groupe (Communications)                                                                      331,897
        14,600    Rallye SA (General Merchandise Stores)                                                                858,567
         9,700    Renault SA (Transportation Equipment)                                                                 795,683
        35,800    Safran SA (National Security & International Affairs)                                                 694,423
        66,660    Sanofi-Aventis SA (Chemicals & Allied Products)                                                     4,453,166
         6,800    Societe Generale (Depository Institutions)                                                            591,951
        20,000    Suez SA (Building Construction-General Contractors & Operative Builders)                            1,361,590
        43,173    Technip SA (Oil & Gas Extraction)                                                                   3,996,191
        69,220    Total SA (Oil & Gas Extraction)                                                                     5,906,925
        26,899    Valeo SA (Transportation Equipment)<<                                                                 863,966
         5,110    Vallourec SA (Steel Producers, Products)                                                            1,793,416
        62,072    Vinci SA (Heavy Construction Other Than Building Construction Contracts)                            3,811,456
       103,215    Vivendi SA (Communications)                                                                         3,916,431

                                                                                                                     58,077,719
                                                                                                                 --------------

GERMANY: 10.69%
        20,028    Allianz SE (Insurance Carriers)                                                                     3,528,565
        47,230    Arcandor AG (General Merchandise Stores)                                                              548,788
        44,000    BASF AG (Chemicals & Allied Products)                                                               3,035,677
        80,076    Bayer AG (Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical)          6,740,031
        23,300    Bayerische Motoren Werke AG (Automotive Dealers & Gasoline Service Stations)                        1,120,721
        87,388    Daimler AG (Transportation Equipment)                                                               5,404,479
        31,540    Deutsche Bank AG (Depository Institutions)<<                                                        2,723,760
        66,800    Deutsche Lufthansa AG (Transportation By Air)                                                       1,440,879
       221,244    Deutsche Telekom AG (Communications)                                                                3,622,725
        25,253    E.ON AG (Electric, Gas & Sanitary Services)                                                         5,095,211
        28,642    Fraport AG (Transportation Services)                                                                1,943,619
        39,021    GEA Group AG (Holding & Other Investment Offices)                                                   1,378,643
        11,300    Hannover Rueckversicherung AG (Insurance Carriers)                                                    557,759
        34,200    Heidelberger Druckmaschinen AG (Printing, Publishing & Allied Industries)                             701,619
        25,216    Linde AG (Electric, Gas & Sanitary Services)                                                        3,545,342
        13,300    Muenchener Rueckversicherungs Gesellschaft AG (Insurance Carriers)                                  2,329,814
        16,476    RWE AG (Electric, Gas & Sanitary Services)                                                          2,081,225
        34,198    Symrise AG (Chemicals & Allied Products)                                                              743,037
        42,000    ThyssenKrupp AG (Primary Metal Industries)                                                          2,637,151
        21,495    Wacker Chemie AG (Chemicals & Allied Products)                                                      4,492,988

                                                                                                                     53,672,033
                                                                                                                 --------------

GREECE: 0.33%
        55,168    Alpha Bank AE (Depository Institutions)                                                             1,667,704
                                                                                                                 --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                                VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
HONG KONG: 3.95%
       627,200    Bank of East Asia Limited (Depository Institutions)                                            $    3,406,576
       101,000    Cheung Kong Holdings Limited (Real Estate)                                                          1,361,390
       218,900    China Merchants Holdings International Company (Hong Kong) Limited (Motor Freight
                  Transportation & Warehousing)                                                                         846,431
        98,000    China Mobile (Hong Kong) Limited (Communications)                                                   1,317,182
       972,800    China Resources Land (Hong Kong) Limited (Real Estate)                                              1,347,429
       204,000    CITIC Pacific Limited (Miscellaneous Retail)                                                          752,188
       382,000    Hang Lung Properties Limited (Real Estate)                                                          1,224,791
       159,000    Hongkong Electric Holdings Limited (Electric, Gas & Sanitary Services)                                951,278
       359,205    Hutchinson Whampoa Limited (Diversified Operations)                                                 3,620,958
       400,632    NWS Holdings Limited (Business Services)                                                            1,045,607
       169,220    Orient Overseas International Limited (Water Transportation)                                          846,398
       129,200    Sun Hung Kai Properties Limited (Real Estate)                                                       1,753,100
       233,000    Television Broadcasts Limited (Motion Pictures)                                                     1,344,705

                                                                                                                     19,818,033
                                                                                                                 --------------

INDIA: 0.14%
        10,160    Housing Development Finance Corporation (Business Services)                                           463,983
         8,461    ICICI Bank Limited (Depository Institutions)                                                          243,338

                                                                                                                        707,321
                                                                                                                 --------------

IRELAND: 0.39%
        36,500    Allied Irish Banks plc (Depository Institutions)                                                      563,125
        80,200    Bank of Ireland (Depository Institutions)                                                             697,397
        65,300    Irish Life & Permanent plc (Non-Depository Credit Institutions)                                       679,587

                                                                                                                      1,940,109
                                                                                                                 --------------

ITALY: 2.13%
       143,190    Eni SpA (Oil & Gas Extraction)                                                                      5,343,078
        94,100    Fiat SpA (Transportation Equipment)<<                                                               1,542,307
       192,253    Intesa Sanpaolo (Depository Institutions)                                                           1,098,022
       208,870    UniCredito Italiano SpA (Depository Institutions)                                                   1,278,430
        61,200    Unione di Banche Italiane Scpa (Depository Institutions)                                            1,434,751

                                                                                                                     10,696,588
                                                                                                                 --------------

JAPAN: 17.91%
         9,000    Acom Company Limited (Non-Depository Credit Institutions)                                             278,853
        97,700    Adeka Corporation (Chemicals & Allied Products)                                                       801,400
        34,300    Alpine Electronics Incorporated (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                            362,107
        58,600    Alps Electric Company Limited (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                   605,398
       183,000    Asahi Kasei Corporation (Chemicals & Allied Products)                                                 958,214
        29,500    Astellas Pharma Incorporated (Chemicals & Allied Products)                                          1,250,177
       132,100    Bank of Yokohama Limited (Depository Institutions)                                                    913,137
        14,000    Canon Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                            719,876
       161,000    Central Glass Company Limited (Building Materials, Hardware, Garden Supply & Mobile Home
                  Dealers)                                                                                              656,524
       226,400    Cosmo Oil Company Limited (Oil & Gas Extraction)                                                      818,737
        67,475    Credit Saison Company Limited (Miscellaneous Retail)                                                1,417,048
       229,000    Denki Kagaku Kogyo Kabushiki Kaisha (Chemicals & Allied Products)                                     849,706
        47,400    Denso Corporation (Transportation Equipment)                                                        1,629,326
           242    East Japan Railway Company (Railroads)                                                              1,971,371
        26,100    Eizo Nanao Corporation (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                   557,960
        23,800    Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                          2,324,302
       174,000    Fuji Heavy Industries Limited (Industrial & Commercial Machinery & Computer Equipment)                852,098
        51,100    Hitachi Capital Corporation (Non-Depository Credit Institutions)                                      822,913

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                                VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
JAPAN (continued)
        67,000    Hitachi Construction Machinery Company Limited (Industrial & Commercial Machinery & Computer
                  Equipment)                                                                                     $    1,877,148
        49,000    Hitachi Metals Limited (Primary Metal Industries)                                                     804,784
        79,796    Honda Motor Company Limited (Transportation Equipment)                                              2,712,846
           198    Inpex Holdings Incorporated (Oil & Gas Exploration)                                                 2,498,658
           741    Japan Tobacco Incorporated (Tobacco Products)                                                       3,161,209
         1,630    Jupiter Telecommunications Company Limited (Communications)                                         1,263,352
        40,200    Kao Corporation (Chemicals & Allied Products)                                                       1,054,358
       102,000    Maeda Road Construction Company Limited (Building Construction-General Contractors &
                  Operative Builders)                                                                                   717,559
       156,400    Marubeni Corporation (Business Services)                                                            1,306,463
       101,000    Matsushita Electric Industrial Company Limited (Home Furniture, Furnishings & Equipment
                  Stores)                                                                                             2,178,180
       103,700    Mitsubishi Chemical Holdings Corporation (Chemicals & Allied Products)                                603,537
        53,600    Mitsubishi Corporation (Business Services)                                                          1,766,728
        49,000    Mitsubishi Estate Company Limited (Real Estate)                                                     1,121,345
       410,600    Mitsubishi Heavy Industries Limited (Miscellaneous Manufacturing Industries)                        1,956,619
       325,900    Mitsubishi Ufj Financial Group Incorporated (Depository Institutions)                               2,888,090
       164,250    Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                            3,627,313
       135,651    Mitsui Fudosan Company Limited (Real Estate)                                                        2,899,918
           284    Mizuho Financial Group Incorporated (Banking)                                                       1,326,590
        43,400    Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                          2,043,603
        57,000    NGK Insulators Limited (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                 1,108,490
        27,100    Nidec Corporation (Wholesale Trade-Durable Goods)                                                   1,804,370
        61,900    Nippon Electric Glass Company Limited (Miscellaneous Manufacturing Industries)                      1,070,870
        84,000    Nippon Mining Holdings Incorporated (Oil & Gas Extraction)                                            526,063
       128,500    Nippon Oil Corporation (Oil & Gas Extraction)                                                         862,838
           460    Nippon Telegraph & Telephone Corporation (Communications)                                           2,252,672
       145,200    Nissan Motor Company Limited (Automotive Dealers & Gasoline Service Stations)                       1,199,232
       157,100    Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)          2,327,243
        90,200    Nomura Research Institute Limited (Industrial & Commercial Machinery & Computer Equipment)          2,115,158
         1,500    NTT DoCoMo Incorporated (Communications)                                                            2,203,701
        33,000    OMRON Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                            708,575
       106,000    Ricoh Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                          1,912,662
        43,200    Ryosan Company Limited (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                   927,589
       151,000    Sanken Electric Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                            894,467
       160,000    Sanwa Holdings Corporation (Building Materials, Hardware, Garden Supply & Mobile Home
                  Dealers)                                                                                              605,735
        17,400    Seiko Epson Corporation (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                   478,486
           400    Sekisui House Limited (Building Construction-General Contractors & Operative Builders)                  3,733
        33,800    Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)                                    2,094,495
        60,400    Showa Shell Sekiyu KK (Oil & Gas Extraction)                                                          661,536
       132,000    Sumitomo Bakelite Company Limited (Chemicals & Allied Products)                                       719,763
       127,000    Sumitomo Corporation (Security & Commodity Brokers, Dealers, Exchanges & Services)                  1,668,456
        80,000    Suzuki Motor Corporation (Transportation Equipment)                                                 1,891,039
        38,300    Takeda Pharmaceutical Company Limited (Chemicals & Allied Products)                                 1,947,733
        82,050    Tokyu Land Corporation (Real Estate)                                                                  465,943
       146,000    Toshiba TEC Corporation (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                   911,598
        69,600    Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)                           3,283,853
        88,900    Yamaha Motor Company Limited (Transportation Equipment)                                             1,663,552

                                                                                                                     89,907,299
                                                                                                                 --------------

LUXEMBOURG: 0.73%
        29,152    ArcelorMittal (Primary Metal Industries)                                                            2,882,428

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
LUXEMBOURG (continued)
         7,084    RTL Group SA (Communications)                                                                  $      804,610

                                                                                                                      3,687,038
                                                                                                                 --------------

MEXICO: 0.16%
       158,255    Grupo Modelo SA de CV (Food & Kindred Products)                                                       805,461
                                                                                                                 --------------

NETHERLANDS: 3.54%
       140,700    Aegon NV (Insurance Carriers)                                                                       1,863,698
       226,149    ASML Holding NV (Semiconductor Equipment Manufacturing & Related)+                                  5,572,365
        32,100    Heineken NV (Eating & Drinking Places)                                                              1,638,508
       136,120    ING Groep NV (Financial Services)<<                                                                 4,340,950
        98,640    Unilever NV (Food & Kindred Products)                                                               2,800,137
        65,590    Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                        1,532,506

                                                                                                                     17,748,164
                                                                                                                 --------------

NORWAY: 2.50%
        74,400    Cermaq ASA (Food & Kindred Products)                                                                  887,419
        77,800    DnB NOR ASA (Depository Institutions)                                                                 989,837
        46,800    Norsk Hydro ASA (Oil & Gas Extraction)                                                                683,641
       301,761    Orkla ASA (Miscellaneous Retail)                                                                    3,874,807
        13,445    Renewable Energy Corporation AS (Electric, Gas & Sanitary Services)+                                  348,453
       148,938    Seadrill Limited (Petroleum Refining & Related Industries)                                          4,554,522
        32,000    StatoilHydro ASA (Petroleum Refining & Related Industries)                                          1,193,120

                                                                                                                     12,531,799
                                                                                                                 --------------

QATAR: 0.21%
        20,965    Industries Qatar (Chemicals & Allied Products)                                                      1,048,101
                                                                                                                 --------------

RUSSIA: 2.77%
       107,331    Gazprom ADR (Oil & Gas Extraction)                                                                  6,225,198
        69,370    Lukoil ADR (Oil & Gas Extraction)                                                                   6,812,134
        32,000    Mining & Metallurgical Company Norilsk Nickel GDR (Metal Mining)                                      809,600
         2,900    Novorossiysk Sea Trade Port GDR (Business Services)+                                                   43,413

                                                                                                                     13,890,345
                                                                                                                 --------------

SINGAPORE: 0.79%
       360,000    CapitaLand Limited (Real Estate)                                                                    1,508,214
       389,791    MobilOne Limited (Communications)                                                                     538,611
       398,000    Neptune Orient Lines Limited (Water Transportation)                                                   944,868
        92,333    Singapore Airlines Limited (Transportation Services)                                                  997,611

                                                                                                                      3,989,304
                                                                                                                 --------------

SOUTH AFRICA: 0.25%
        57,769    Naspers Limited (Printing, Publishing & Allied Industries)                                          1,261,622

SOUTH KOREA: 0.38%
        11,050    NHN Corporation (Business Services)+                                                                1,927,848
                                                                                                                 --------------

SPAIN: 3.97%
        61,000    Banco Bilbao Vizcaya Argentaria SA (Depository Institutions)                                        1,168,829
       183,500    Banco Santander Central Hispano SA (Depository Institutions)                                        3,371,611
        40,768    Gamesa Corporation Tecnologica SA (Electric, Gas & Sanitary Services)                               2,003,931
        59,255    Iberdrola SA (Electric, Gas & Sanitary Services)                                                      793,935
        51,939    Indra Sistemas SA (Industrial & Commercial Machinery & Computer Equipment)                          1,350,934
        33,403    Industria de Diseno Textil SA (Apparel & Accessory Stores)                                          1,538,829
        53,200    Repsol YPF SA (Oil & Gas Extraction)<<                                                              2,096,539

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
SPAIN (continued)
       286,044    Telefonica SA (Communications)                                                                 $    7,602,140

                                                                                                                     19,926,748
                                                                                                                 --------------

SWEDEN: 1.14%
        40,900    Electrolux AB Class B (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                            522,927
       127,100    Nordea AB (Depository Institutions)                                                                 1,753,773
        21,875    SSAB Svenskt Stal AB A Shares (Fabricated Metal Products, Except Machinery & Transportation
                  Equipment)                                                                                            708,287
        17,800    Svenska Handelsbanken AB Class A (Depository Institutions)                                            424,130
        72,992    Telefonaktiebolaget LM Ericsson Class B (Communications)                                              761,135
       126,500    Volvo AB Class B (Transportation Equipment)                                                         1,554,351

                                                                                                                      5,724,603
                                                                                                                 --------------

SWITZERLAND: 7.60%
        22,978    Adecco SA (Business Services)                                                                       1,140,409
       268,900    Angang New Steel Company Limited (Primary Metal Industries)                                           539,369
        12,400    Baloise Holding AG (Insurance Agents, Brokers & Service)                                            1,306,094
        16,900    Ciba Specialty Chemicals AG (Chemicals & Allied Products)                                             488,364
        13,854    Compagnie Financiere Richemont SA (General Merchandise Stores)                                        771,663
        81,040    Credit Suisse Group AG (Depository Institutions)                                                    3,720,597
         1,700    Georg Fischer AG (Transportation Equipment)                                                           698,106
        57,165    Holcim Limited (Building Construction-General Contractors & Operative Builders)                     4,630,614
       145,590    Nestle SA (Food & Kindred Products)                                                                 6,578,664
        15,700    Novartis AG (Chemicals & Allied Products)                                                             864,495
         2,200    Rieter Holding AG (Chemicals & Allied Products)                                                       717,684
         4,073    Roche Holdings AG - Bearer Shares (Medical Products)                                                  810,972
        47,695    Roche Holdings AG Genusschein (Medical Products)                                                    8,590,750
         4,400    Swisscom AG (Communications)                                                                        1,467,672
        18,500    UBS AG (Security & Commodity Brokers, Dealers, Exchanges & Services)                                  388,273
         2,900    Valora Holding AG (General Merchandise Stores)                                                        772,160
         6,400    Verwaltungs-Und Privat-Bank AG (Depository Institutions)                                            1,641,427
        11,720    Zurich Financial Services AG (Insurance Carriers)                                                   3,000,128

                                                                                                                     38,127,441
                                                                                                                 --------------

TAIWAN: 0.40%
       184,687    Taiwan Semiconductor Manufacturing Company Limited ADR (Semiconductors)                             2,014,935
                                                                                                                 --------------

UNITED KINGDOM: 13.98%
        26,650    Acergy SA (Engineering, Accounting, Research Management & Related Services)                           596,501
        88,300    Alliance & Leicester plc (Depository Institutions)                                                    518,843
       124,500    Amlin plc (Insurance Carriers)                                                                        621,198
        65,700    AstraZeneca plc (Chemicals & Allied Products)                                                       2,803,095
       261,834    Aviva plc (Insurance Carriers)                                                                      2,612,863
       198,140    BAE Systems plc (Transportation By Air)                                                             1,746,378
       520,980    Barclays plc (Depository Institutions)                                                              3,024,911
        93,600    Barratt Developments plc (Building Construction-General Contractors & Operative Builders)             108,133
        35,480    BHP Billiton plc (Coal Mining)                                                                      1,356,869
       578,587    BP plc (Oil & Gas Extraction)                                                                       6,721,657
       129,100    Bradford & Bingley plc (Non-Depository Credit Institutions)                                           165,859
       205,400    Brit Insurance Holdings plc (Insurance Carriers)                                                      716,987
       175,790    British Sky Broadcasting plc (Communications)                                                       1,652,681
       465,800    BT Group plc (Communications)                                                                       1,854,664
       146,192    Cadbury plc (Food & Kindred Products)                                                               1,841,777
        70,200    Centrica plc (Electric, Gas & Sanitary Services)                                                      433,812
        80,237    Drax Group plc (Electric, Gas & Sanitary Services)                                                  1,181,060
       253,300    DS Smith plc (Paper & Allied Products)                                                                571,382
       523,200    DSG International plc (General Merchandise Stores)                                                    463,747

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

    SHARES                                               SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
UNITED KINGDOM (continued)
       283,000    GKN plc (Transportation Equipment)                                                             $    1,257,026
       172,040    GlaxoSmithKline plc (Chemicals & Allied Products)                                                   3,813,972
       186,300    HBOS plc (Depository Institutions)                                                                  1,024,177
        47,800    IMI plc (Miscellaneous Manufacturing Industries)                                                      415,590
       168,902    Kingfisher plc (Building Materials, Hardware, Garden Supply & Mobile Home Dealers)                    377,805
       954,620    Legal & General Group plc (Insurance Carriers)                                                      1,905,247
       707,834    Lloyds TSB Group plc (Depository Institutions)                                                      4,381,224
       142,700    Marston's plc (Eating & Drinking Places)                                                              502,385
       329,089    National Grid plc (Electric, Gas & Sanitary Services)                                               4,329,514
        11,018    Next plc (Apparel & Accessory Stores)                                                                 212,767
       348,700    Northern Foods plc (Food & Kindred Products)                                                          427,150
       477,500    Old Mutual plc (Insurance Carriers)                                                                   882,621
        22,830    Rio Tinto plc (Metal Mining)                                                                        2,732,505
       235,892    Rolls Royce Group plc (Aerospace, Defense)                                                          1,604,563
       310,900    Royal & Sun Alliance Insurance Group plc (Insurance Carriers)                                         777,792
        93,600    Royal Bank of Scotland Group plc (Depository Institutions)                                            400,836
        55,691    Royal Dutch Shell plc Class A (Oil & Gas Extraction)                                                2,288,428
       134,200    Royal Dutch Shell plc Class B (Oil & Gas Extraction)                                                5,399,541
        65,353    Smiths Group plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                          1,413,671
         6,800    Spectris plc (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                             96,775
        83,000    Tate & Lyle plc (Food & Kindred Products)                                                             657,156
       213,300    Taylor Woodrow plc (Building Construction-General Contractors & Operative Builders)                   263,412
       163,800    Tomkins plc (Business Services)                                                                       492,656
     1,228,303    Vodafone Group plc (Communications)                                                                 3,649,066
       350,888    William Morrison Supermarkets plc (Food & Kindred Products)                                         1,860,849

                                                                                                                     70,159,145
                                                                                                                 --------------

USA: 0.10%
         6,400    DryShips Incorporated (Water Transportation)                                                          513,035
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $474,530,269)                                                                             481,473,574
                                                                                                                 --------------

RIGHTS: 0.01%
       111,639    Barclays plc Rights+(a)                                                                                22,236
        74,520    HBOs plc Rights+                                                                                       15,956

TOTAL RIGHTS (COST $0)                                                                                                   38,192
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING: 2.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.03%
    10,175,832    Bank of New York Institutional Cash Reserve Fund                                                   10,175,832
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,175,832)                                                           10,175,832
                                                                                                                 --------------

SHORT-TERM INVESTMENTS: 2.86%
    14,386,104    Wells Fargo Advantage Money Market Trust~++                                                        14,386,105
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,386,105)                                                                      14,386,105
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $499,092,206)*                                                    100.81%                                  $  506,073,703

Other Assets and Liabilities, Net                                        (0.81)                                      (4,072,951)
                                                                       -------                                   --------------

TOTAL NET ASSETS                                                        100.00%                                  $  502,000,752
                                                                       -------                                   --------------

<< All or a portion of this security is on loan.

+ Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
INTERNATIONAL STOCK FUNDS                             JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $14,386,105.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

AGGRESSIVE ALLOCATION FUND

FACE/SHARE
  AMOUNT                        SECURITY NAME                                VALUE
----------   ---------------------------------------------------------     ---------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.08%
   N/A       Wells Fargo Advantage C&B Large Cap Value Portfolio            13,198,516
   N/A       Wells Fargo Advantage Disciplined Growth Portfolio              8,010,018
   N/A       Wells Fargo Advantage Emerging Growth Portfolio                 1,903,986
   N/A       Wells Fargo Advantage Equity Income Portfolio                  13,307,053
   N/A       Wells Fargo Advantage Equity Value Portfolio                   13,327,345
   N/A       Wells Fargo Advantage Index Portfolio                          40,128,355
   N/A       Wells Fargo Advantage Inflation-Protected Bond Portfolio        4,024,036
   N/A       Wells Fargo Advantage International Core Portfolio              6,126,066
   N/A       Wells Fargo Advantage International Growth Portfolio            6,090,452
   N/A       Wells Fargo Advantage International Index Portfolio             6,089,959
   N/A       Wells Fargo Advantage International Value Portfolio             6,010,565
   N/A       Wells Fargo Advantage Large Cap Appreciation Portfolio          4,028,214
   N/A       Wells Fargo Advantage Large Company Growth Portfolio           28,052,860
   N/A       Wells Fargo Advantage Managed Fixed Income Portfolio           28,188,812
   N/A       Wells Fargo Advantage Small Cap Index Portfolio                 5,311,237
   N/A       Wells Fargo Advantage Small Company Growth Portfolio            3,421,428
   N/A       Wells Fargo Advantage Small Company Value Portfolio               516,047
   N/A       Wells Fargo Advantage Strategic Small Cap Value Portfolio       4,731,748
   N/A       Wells Fargo Advantage Total Return Bond Portfolio               8,058,473

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $200,851,209)      200,525,170
                                                                           -----------

PRINCIPAL                                  INTEREST RATE   MATURITY DATE
----------                                 -------------   -------------
SHORT-TERM INVESTMENTS: 1.18%

US TREASURY BILLS: 1.18%

$  455,000   US Treasury Bill/\#                1.74%        11/06/2008         451,810
    25,000   US Treasury Bill/\#                1.80         08/07/2008          24,955
    35,000   US Treasury Bill/\#                1.94         11/06/2008          34,755
 1,905,000   US Treasury Bill/\#                2.06         08/07/2008       1,901,538

                                                                              2,413,058
                                                                          -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $2,412,938)                                                             2,413,058
                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $203,264,147)                99.26%                                 $ 202,938,228

Other Assets and Liabilities, Net   0.74                                      1,515,279
                                  ------                                  -------------

TOTAL NET ASSETS                  100.00%                                 $ 204,453,507
                                  ------                                  -------------


/\   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
COMMON STOCKS: 57.72%

AMUSEMENT & RECREATION SERVICES: 0.04%

           13,742   International Game Technology                                $    343,275
                                                                                 ------------

APPAREL & ACCESSORY STORES: 0.18%

            3,858   Abercrombie & Fitch Company Class A                               241,819
           19,924   Gap Incorporated                                                  332,133
           13,615   Kohl's Corporation+                                               545,145
           13,294   Limited Brands Incorporated<<                                     224,004
            7,798   Nordstrom Incorporated<<                                          236,279

                                                                                    1,579,380
                                                                                 ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%

            3,843   Jones Apparel Group Incorporated                                   52,841
            4,207   Liz Claiborne Incorporated                                         59,529
            2,559   Polo Ralph Lauren Corporation                                     160,654
            3,875   VF Corporation                                                    275,823

                                                                                      548,847
                                                                                 ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%

            5,943   AutoNation Incorporated+<<                                         59,549
            1,908   AutoZone Incorporated+<<                                          230,887

                                                                                      290,436
                                                                                 ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%

            2,552   Ryder System Incorporated                                         175,782
                                                                                 ------------

BIOPHARMACEUTICALS: 0.49%

           19,347   Celgene Corporation+                                            1,235,693
           11,865   Genzyme Corporation+                                              854,517
           40,947   Gilead Sciences Incorporated+                                   2,168,144

                                                                                    4,258,354
                                                                                 ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%

            5,481   Centex Corporation                                                 73,281
           12,198   D.R. Horton Incorporated                                          132,348
            3,419   KB Home                                                            57,884
            6,207   Lennar Corporation Class A                                         76,594
            9,482   Pulte Homes Incorporated                                           91,312

                                                                                      431,419
                                                                                 ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.39%

           75,329   Home Depot Incorporated<<                                       1,764,205
           64,975   Lowe's Companies Incorporated                                   1,348,231
            4,387   Sherwin-Williams Company                                          201,495

                                                                                    3,313,931
                                                                                 ------------

BUSINESS SERVICES: 3.73%

           23,607   Adobe Systems Incorporated+<<                                     929,880
            4,278   Affiliated Computer Services Incorporated Class A+                228,830
            7,468   Akamai Technologies Incorporated+<<                               259,812
            9,940   Autodesk Incorporated+<<                                          336,071
           23,012   Automatic Data Processing Incorporated                            964,203
            8,478   BMC Software Incorporated+<<                                      305,208
           17,331   CA Incorporated<<                                                 400,173

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
BUSINESS SERVICES (continued)

            8,147   Citrix Systems Incorporated+                                 $    239,603
           12,823   Cognizant Technology Solutions Corporation Class A+               416,876
            6,708   Computer Sciences Corporation+                                    314,203
           11,614   Compuware Corporation+<<                                          110,798
            5,484   Convergys Corporation+                                             81,492
           49,068   eBay Incorporated+                                              1,341,028
           14,134   Electronic Arts Incorporated+                                     627,974
           22,320   Electronic Data Systems Corporation                               549,965
            5,749   Equifax Incorporated                                              193,281
            7,621   Fidelity National Information Services Incorporated               281,291
            7,276   Fiserv Incorporated+                                              330,112
           10,317   Google Incorporated Class A+                                    5,431,075
            8,049   IMS Health Incorporated                                           187,542
           20,948   Interpublic Group of Companies Incorporated<<                     180,153
           14,249   Intuit Incorporated+<<                                            392,845
           23,302   Juniper Networks Incorporated+<<                                  516,838
          355,534   Microsoft Corporation                                           9,780,740
            5,517   Monster Worldwide Incorporated+<<                                 113,705
           15,708   Novell Incorporated+                                               92,520
           14,217   Omnicom Group Incorporated                                        638,059
          176,078   Oracle Corporation+                                             3,697,638
            7,049   Robert Half International Incorporated                            168,968
           34,702   Sun Microsystems Incorporated+                                    377,558
           37,292   Symantec Corporation+<<                                           721,600
            8,797   Total System Services Incorporated                                195,469
           15,813   Unisys Corporation+                                                62,461
            8,642   VeriSign Incorporated+<<                                          326,668
           61,072   Yahoo! Incorporated                                             1,261,748

                                                                                   32,056,387
                                                                                 ------------

CHEMICALS & ALLIED PRODUCTS: 5.90%

           68,506   Abbott Laboratories                                             3,628,763
            9,351   Air Products & Chemicals Incorporated                             924,440
           48,326   Amgen Incorporated+                                             2,279,054
            4,726   Avery Dennison Corporation                                        207,613
           18,943   Avon Products Incorporated                                        682,327
            4,796   Barr Pharmaceuticals Incorporated+                                216,204
           13,007   Biogen Idec Incorporated+<<                                       726,961
           87,873   Bristol-Myers Squibb Company                                    1,804,033
            6,118   Clorox Company                                                    319,360
           22,541   Colgate-Palmolive Company                                       1,557,583
           41,300   Dow Chemical Company                                            1,441,783
           39,981   E.I. du Pont de Nemours & Company                               1,714,785
            3,384   Eastman Chemical Company                                          233,022
            7,789   Ecolab Incorporated                                               334,849
           43,908   Eli Lilly & Company                                             2,026,793
            5,077   Estee Lauder Companies Incorporated Class A                       235,827
           13,528   Forest Laboratories Incorporated+                                 469,963
            7,062   Hospira Incorporated+                                             283,257
            3,573   International Flavors & Fragrances Incorporated                   139,561
          125,098   Johnson & Johnson                                               8,048,805
           10,947   King Pharmaceuticals Incorporated+                                114,615
           24,359   Monsanto Company                                                3,079,952
           13,514   Mylan Laboratories Incorporated<<                                 163,114
          300,303   Pfizer Incorporated                                             5,246,293
            7,284   PPG Industries Incorporated<<                                     417,883
           13,899   Praxair Incorporated                                            1,309,842
          135,520   Procter & Gamble Company                                        8,240,971
            5,567   Rohm & Haas Company<<                                             258,531
           71,973   Schering-Plough Corporation                                     1,417,148
            5,722   Sigma-Aldrich Corporation                                         308,187

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
CHEMICALS & ALLIED PRODUCTS (continued)

           59,186   Wyeth                                                        $  2,838,561

                                                                                   50,670,080
                                                                                 ------------

COAL MINING: 0.27%

            8,113   CONSOL Energy Incorporated                                        911,658
            3,572   Massey Energy Company                                             334,875
           12,052   Peabody Energy Corporation                                      1,061,179

                                                                                    2,307,712
                                                                                 ------------

COMMUNICATIONS: 2.41%

           17,603   American Tower Corporation Class A+<<                             743,727
          263,717   AT&T Incorporated                                               8,884,626
            4,680   CenturyTel Incorporated                                           166,561
           14,392   Citizens Communications Company                                   163,205
           22,100   Clear Channel Communications Incorporated                         777,920
          131,433   Comcast Corporation Class A                                     2,493,284
           31,535   DIRECTV Group Incorporated+                                       817,072
            6,549   Embarq Corporation                                                309,571
            8,043   IAC/InterActiveCorp+                                              155,069
           67,540   Qwest Communications International Incorporated<<                 265,432
          126,554   Sprint Nextel Corporation                                       1,202,263
          126,537   Verizon Communications Incorporated                             4,479,410
           19,854   Windstream Corporation                                            245,004

                                                                                   20,703,144
                                                                                 ------------

DEPOSITORY INSTITUTIONS: 3.53%

          197,656   Bank of America Corporation                                     4,718,049
           50,773   Bank of New York Mellon Corporation                             1,920,743
           24,274   BB&T Corporation<<                                                552,719
          241,663   Citigroup Incorporated                                          4,050,272
            6,680   Comerica Incorporated                                             171,208
           25,513   Fifth Third Bancorp                                               259,722
            8,291   First Horizon National Corporation<<                               61,602
           23,043   Hudson City Bancorp Incorporated<<                                384,357
           16,255   Huntington Bancshares Incorporated<<                               93,791
          153,280   JPMorgan Chase & Company                                        5,259,037
           21,552   KeyCorp                                                           236,641
            3,421   M&T Bank Corporation                                              241,317
           11,505   Marshall & Ilsley Corporation<<                                   176,372
           33,750   National City Corporation<<                                       160,988
            8,501   Northern Trust Corporation                                        582,914
           15,352   PNC Financial Services Group<<                                    876,599
           30,842   Regions Financial Corporation<<                                   336,486
           21,266   Sovereign Bancorp Incorporated<<                                  156,518
           18,937   State Street Corporation                                        1,211,779
           15,627   SunTrust Banks Incorporated                                       566,010
           77,262   US Bancorp                                                      2,154,837
           94,892   Wachovia Corporation<<                                          1,473,673
           47,000   Washington Mutual Incorporated<<                                  231,710
          146,601   Wells Fargo & Company(l)                                        3,481,774
           32,847   Western Union Company<<                                           811,978
            4,774   Zions Bancorporation<<                                            150,333

                                                                                   30,321,429
                                                                                 ------------

E-COMMERCE/SERVICES: 0.12%

           13,720   Amazon.com Incorporated+                                        1,006,088
                                                                                 ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
EATING & DRINKING PLACES: 0.45%

            6,216   Darden Restaurants Incorporated                              $    198,539
           50,316   McDonald's Corporation                                          2,828,766
            3,890   Wendy's International Incorporated                                105,886
           21,028   Yum! Brands Incorporated                                          737,873

                                                                                    3,871,064
                                                                                 ------------

EDUCATIONAL SERVICES: 0.03%

            6,125 Apollo Group Incorporated Class A+                                  271,093
                                                                                 ------------

ELECTRIC, GAS & SANITARY SERVICES: 2.59%

           29,821   AES Corporation+<<                                                572,861
            7,458   Allegheny Energy Incorporated+                                    373,720
           14,973   Allied Waste Industries Incorporated+                             188,959
            9,298   Ameren Corporation                                                392,655
           17,826   American Electric Power Company Incorporated                      717,140
           14,571   CenterPoint Energy Incorporated                                   233,865
           10,000   CMS Energy Corporation                                            149,000
           12,102   Consolidated Edison Incorporated<<                                473,067
            7,918   Constellation Energy Group Incorporated                           650,068
           25,656   Dominion Resources Incorporated                                 1,218,403
            7,242   DTE Energy Company<<                                              307,350
           56,135   Duke Energy Corporation                                           975,626
           22,054   Dynegy Incorporated Class A+                                      188,562
           14,462   Edison International                                              743,058
           31,175   El Paso Corporation                                               677,745
            8,500   Entergy Corporation                                             1,024,080
           29,119   Exelon Corporation                                              2,619,545
           13,531   FirstEnergy Corporation                                         1,114,007
           18,116   FPL Group Incorporated                                          1,188,047
            3,392   Integrys Energy Group Incorporated                                172,415
            2,003   Nicor Incorporated                                                 85,308
           12,171   NiSource Incorporated                                             218,104
            8,939   Pepco Holdings Incorporated                                       229,285
           15,858   PG&E Corporation                                                  629,404
            4,467   Pinnacle West Capital Corporation                                 137,450
           16,558   PPL Corporation                                                   865,487
           11,599   Progress Energy Incorporated                                      485,186
           22,572   Public Service Enterprise Group Incorporated                    1,036,732
            7,692   Questar Corporation                                               546,440
           11,112   Sempra Energy                                                     627,272
           28,096   Spectra Energy Corporation                                        807,479
            9,355   TECO Energy Incorporated                                          201,039
           34,056   The Southern Company                                            1,189,236
           21,780   Waste Management Incorporated                                     821,324
           19,125   Xcel Energy Incorporated                                          383,839

                                                                                   22,243,758
                                                                                 ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 3.81%

           26,926   Advanced Micro Devices Incorporated+<<                            156,979
           13,307   Altera Corporation                                                275,455
           12,878   Analog Devices Incorporated                                       409,134
           19,853   Broadcom Corporation Class A+<<                                   541,788
            4,001   Ciena Corporation+<<                                               92,703
          262,214   Cisco Systems Incorporated+                                     6,099,098
            7,724   Cooper Industries Limited Class A                                 305,098
           34,657   Emerson Electric Company                                        1,713,789
          442,447   General Electric Company                                       11,808,910
            2,582   Harman International Industries Incorporated                      106,869
            9,284   Jabil Circuit Incorporated                                        152,350
           10,202   JDS Uniphase Corporation+                                         115,895

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)

            7,548   KLA-Tencor Corporation                                       $    307,279
            5,444   L-3 Communications Holdings Incorporated                          494,696
            9,848   Linear Technology Corporation<<                                   320,749
           28,296   LSI Logic Corporation+                                            173,737
           10,109   MEMC Electronic Materials Incorporated+                           622,108
            8,209   Microchip Technology Incorporated<<                               250,703
           33,773   Micron Technology Incorporated<<                                  202,638
            6,179   Molex Incorporated                                                150,829
          100,108   Motorola Incorporated                                             734,793
            9,580   National Semiconductor Corporation                                196,773
           15,248   NetApp Incorporated+                                              330,272
            4,432   Novellus Systems Incorporated+<<                                   93,914
           24,624   NVIDIA Corporation+                                               460,961
            5,884   QLogic Corporation+<<                                              85,848
           71,852   QUALCOMM Incorporated                                           3,188,073
            7,135   Rockwell Collins Incorporated                                     342,195
           17,641   Tellabs Incorporated+                                              82,031
           58,715   Texas Instruments Incorporated                                  1,653,414
           21,219   Tyco Electronics Limited                                          760,065
            3,334   Whirlpool Corporation                                             205,815
           12,396   Xilinx Incorporated<<                                             312,999

                                                                                   32,747,960
                                                                                -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.22%

            3,937   Fluor Corporation                                                 732,597
            5,406   Jacobs Engineering Group Incorporated+<<                          436,264
            9,015   Moody's Corporation<<                                             310,477
           14,236   Paychex Incorporated                                              445,302

                                                                                    1,924,640
                                                                                -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%

            4,340   Ball Corporation                                                  207,192
            6,822   Fortune Brands Incorporated                                       425,761
           17,636   Illinois Tool Works Incorporated                                  837,886
            2,559   Snap-On Incorporated                                              133,094

                                                                                    1,603,933
                                                                                -------------

FINANCIAL SERVICES: 0.02%

            6,503 Janus Capital Group Incorporated                                    172,134
                                                                                -------------

FOOD & KINDRED PRODUCTS: 2.27%

           31,653   Anheuser-Busch Companies Incorporated                           1,966,284
           28,583   Archer Daniels Midland Company                                    964,676
            9,565   Campbell Soup Company                                             320,045
           12,769   Coca-Cola Enterprises Incorporated                                220,904
           21,645   ConAgra Foods Incorporated                                        417,316
            8,673   Constellation Brands Incorporated Class A+                        172,246
           14,872   General Mills Incorporated                                        903,771
           13,989   H.J. Heinz Company                                                669,374
            5,021   Hercules Incorporated                                              85,006
           11,266   Kellogg Company                                                   540,993
           67,295   Kraft Foods Incorporated Class A                                1,914,543
            5,690   McCormick & Company Incorporated                                  202,905
            6,212   Molson Coors Brewing Company                                      337,498
            6,009   Pepsi Bottling Group Incorporated                                 167,771
           70,405   PepsiCo Incorporated                                            4,477,054
           31,352   Sara Lee Corporation                                              384,062
           88,672   The Coca-Cola Company                                           4,609,171
            7,457   The Hershey Company<<                                             244,440

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
FOOD & KINDRED PRODUCTS (continued)

           12,137   Tyson Foods Incorporated Class A                             $    181,327
            9,529   Wm. Wrigley Jr. Company                                           741,166

                                                                                   19,520,552
                                                                                 ------------

FOOD STORES: 0.24%

           29,368   Kroger Company                                                    847,854
           19,442   Safeway Incorporated                                              555,069
           32,315   Starbucks Corporation+                                            508,638
            6,223   Whole Foods Market Incorporated<<                                 147,423

                                                                                    2,058,984
                                                                                 ------------

FORESTRY: 0.06%

            9,377   Weyerhaeuser Company                                              479,540
                                                                                 ------------

FURNITURE & FIXTURES: 0.07%

            7,383   Leggett & Platt Incorporated                                      123,813
           16,055   Masco Corporation<<                                               252,545
           12,291   Newell Rubbermaid Incorporated                                    206,366

                                                                                      582,724
                                                                                 -------------

GENERAL MERCHANDISE STORES: 1.07%

            3,623   Big Lots Incorporated+                                            113,183
            6,201   Family Dollar Stores Incorporated                                 123,648
            9,856   JCPenney Company Incorporated                                     357,674
           18,664   Macy's Incorporated<<                                             362,455
            3,105   Sears Holdings Corporation+<<                                     228,714
           34,557   Target Corporation                                              1,606,555
           18,852   TJX Companies Incorporated<<                                      593,272
          103,285   Wal-Mart Stores Incorporated                                    5,804,617

                                                                                    9,190,118
                                                                                 ------------

HEALTH SERVICES: 0.16%

           15,840   Cardinal Health Incorporated                                      817,027
            4,940   Laboratory Corporation of America Holdings+                       343,972
           21,268   Tenet Healthcare Corporation+<<                                   118,250
            4,636   Watson Pharmaceuticals Incorporated+                              125,960

                                                                                    1,405,209
                                                                                 ------------

HOLDING & OTHER INVESTMENT OFFICES: 0.68%

            3,983   Apartment Investment & Management Company Class A                 135,661
            3,416   AvalonBay Communities Incorporated                                304,571
            5,313   Boston Properties Incorporated                                    479,339
            5,317   Developers Diversified Realty Corporation                         184,553
           12,007   Equity Residential                                                459,508
           11,873   General Growth Properties Incorporated                            415,911
           10,426   HCP Incorporated<<                                                331,651
           23,181   Host Hotels & Resorts Incorporated                                316,421
           11,261   Kimco Realty Corporation                                          388,730
            7,595   Plum Creek Timber Company<<                                       324,382
           11,636   ProLogis                                                          632,417
            5,481   Public Storage Incorporated                                       442,810
            9,976   Simon Property Group Incorporated<<                               896,743
            5,999   Vornado Realty Trust<<                                            527,912

                                                                                    5,840,609
                                                                                 ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%

           11,493   Bed Bath & Beyond Incorporated+                              $    322,953
           15,354   Best Buy Company Incorporated                                     608,018

                                                                                      930,971
                                                                                 ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%

           13,339   Marriott International Incorporated Class A                       350,015
            8,287   Starwood Hotels & Resorts Worldwide Incorporated<<                332,060
            7,851   Wyndham Worldwide Corporation                                     140,615

                                                                                      822,690
                                                                                 ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.00%

           31,262   3M Company                                                      2,175,523
           39,134   Apple Incorporated+                                             6,552,597
           60,167   Applied Materials Incorporated                                  1,148,588
           13,672   Baker Hughes Incorporated                                       1,194,112
            2,713   Black & Decker Corporation                                        156,025
            9,617   Cameron International Corporation+                                532,301
           27,289   Caterpillar Incorporated                                        2,014,474
            9,016   Cummins Incorporated                                              590,728
           19,129   Deere & Company                                                 1,379,775
           89,708   Dell Incorporated+                                              1,962,811
            8,406   Dover Corporation                                                 406,598
            7,306   Eaton Corporation                                                 620,791
           91,763   EMC Corporation                                                 1,347,998
            7,178   GameStop Corporation Class A+                                     289,991
          109,472   Hewlett-Packard Company                                         4,839,757
           14,106   Ingersoll-Rand Company Limited Class A                            527,988
          254,262   Intel Corporation                                               5,461,548
           60,968   International Business Machines Corporation                     7,226,537
            4,225   Lexmark International Incorporated+                               141,242
            5,771   Manitowoc Company Incorporated                                    187,731
           18,429   National Oilwell Varco Incorporated+                            1,635,021
            5,321   Pall Corporation                                                  211,137
            7,445   Parker Hannifin Corporation                                       530,977
            9,214   Pitney Bowes Incorporated                                         314,197
            9,976   SanDisk Corporation+<<                                            186,551
            8,917   Smith International Incorporated                                  741,359
            3,479   Stanley Works                                                     155,964
            7,976   Teradata Corporation+                                             184,565
            4,452   Terex Corporation                                                 228,699

                                                                                   42,945,585
                                                                                 ------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.21%

           13,260   AON Corporation                                                   609,164
            7,511   Humana Incorporated+                                              298,712
           22,708   Marsh & McLennan Companies Incorporated                           602,897
           15,374   UnumProvident Corporation                                         314,398

                                                                                    1,825,171
                                                                                 ------------

INSURANCE CARRIERS: 2.35%

           14,777   ACE Limited                                                       814,065
           21,520   Aetna Incorporated                                                872,206
           21,100   AFLAC Incorporated                                              1,325,080
           24,448   Allstate Corporation                                            1,114,584
          119,353   American International Group Incorporated                       3,158,080
            4,250   Assurant Incorporated                                             280,330
           16,223   Chubb Corporation                                                 795,089
           12,465   CIGNA Corporation                                                 441,136

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
INSURANCE CARRIERS (continued)

            7,242   Cincinnati Financial Corporation                             $    183,949
           19,214   Genworth Financial Incorporated                                   342,201
           13,969   Hartford Financial Services Group Incorporated                    901,978
            7,850   Leucadia National Corporation                                     368,479
           11,509   Lincoln National Corporation                                      521,588
           16,071   Loews Corporation                                                 753,730
            9,421   MBIA Incorporated<<                                                41,358
           31,530   MetLife Incorporated                                            1,663,838
            5,551   MGIC Investment Corporation<<                                      33,917
           11,492   Principal Financial Group Incorporated                            482,319
           19,353   Prudential Financial Incorporated<<                             1,156,148
            3,991   SAFECO Corporation                                                268,036
           30,074   The Progressive Corporation<<                                     562,985
           26,842   The Travelers Companies Incorporated                            1,164,943
            3,986   Torchmark Corporation                                             233,779
           54,541   UnitedHealth Group Incorporated                                 1,431,701
           23,356   WellPoint Incorporated+                                         1,113,147
            7,947   XL Capital Limited Class A                                        163,390

                                                                                   20,188,056
                                                                                 ------------

LEATHER & LEATHER PRODUCTS: 0.05%

           15,150 Coach Incorporated+                                                 437,532
                                                                                 ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 0.97%

           15,985   Agilent Technologies Incorporated+                                568,107
            7,486   Applera Corporation-Applied Biosystems Group                      250,631
           10,833   Becton Dickinson & Company                                        880,723
           59,776   Boston Scientific Corporation+                                    734,647
            4,406   C.R. Bard Incorporated<<                                          387,508
           22,175   Covidien Limited                                                1,061,961
           11,307   Danaher Corporation                                               874,031
           12,793   Eastman Kodak Company<<                                           184,603
            2,445   Millipore Corporation+                                            165,918
            5,255   PerkinElmer Incorporated                                          146,352
            7,005   Quest Diagnostics Incorporated                                    339,532
           18,776   Raytheon Company                                                1,056,713
            6,513   Rockwell Automation Incorporated                                  284,813
            7,616   Teradyne Incorporated+                                             84,309
           18,564   Thermo Fisher Scientific Incorporated+                          1,034,572
            4,443   Waters Corporation+                                               286,574

                                                                                    8,340,994
                                                                                 ------------

MEDICAL EQUIPMENT & SUPPLIES: 0.46%

            1,718   Intuitive Surgical Incorporated+                                  462,829
           49,850   Medtronic Incorporated                                          2,579,738
           15,041   St. Jude Medical Incorporated+                                    614,876
            5,576   Varian Medical Systems Incorporated+<<                            289,116

                                                                                    3,946,559
                                                                                 ------------

MEDICAL MANAGEMENT SERVICES: 0.23%

            6,732   Coventry Health Care Incorporated+                                204,787
           11,148   Express Scripts Incorporated+                                     699,203
           22,490   Medco Health Solutions Incorporated+                            1,061,528

                                                                                    1,965,518
                                                                                 ------------

MEDICAL PRODUCTS: 0.87%

           13,650   Allergan Incorporated                                             710,483
           27,849   Baxter International Incorporated                               1,780,665

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
MEDICAL PRODUCTS (continued)

           95,283   Merck & Company Incorporated                                 $  3,591,216
           10,602   Stryker Corporation                                               666,654
           10,275   Zimmer Holdings Incorporated+                                     699,214

                                                                                    7,448,232
                                                                                 ------------

METAL MINING: 0.35%

           17,010   Freeport-McMoRan Copper & Gold Incorporated Class B             1,993,402
           20,153   Newmont Mining Corporation<<                                    1,051,180

                                                                                    3,044,582
                                                                                 ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%

            4,858   Vulcan Materials Company<<                                        290,411
                                                                                 ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.18%

            6,154   Hasbro Incorporated<<                                             219,821
           16,065   Mattel Incorporated                                               275,033
            5,591   Tiffany & Company                                                 227,833
           21,406   Tyco International Limited                                        857,096

                                                                                    1,579,783
                                                                                 ------------

MISCELLANEOUS RETAIL: 0.73%

           19,232   Costco Wholesale Corporation                                    1,348,932
           63,449   CVS Caremark Corporation                                        2,510,677
            2,539   Dillard's Incorporated Class A                                     29,376
           12,122   Office Depot Incorporated+                                        132,615
            5,823   RadioShack Corporation                                             71,448
           31,166   Staples Incorporated                                              740,193
           43,965   Walgreen Company                                                1,429,302

                                                                                    6,262,543
                                                                                 ------------

MOTION PICTURES: 0.76%

          102,227   News Corporation Class A                                        1,537,494
          158,840   Time Warner Incorporated                                        2,350,832
           84,570   Walt Disney Company                                             2,638,584

                                                                                    6,526,910
                                                                                 ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.45%

           13,763   FedEx Corporation                                               1,084,387
           45,315   United Parcel Service Incorporated Class B                      2,785,513

                                                                                    3,869,900
                                                                                 ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.59%

            9,006   American Capital Strategies Limited<<                             214,073
           51,421   American Express Company                                        1,937,029
           16,654   Capital One Financial Corporation<<                               633,019
           12,545   CIT Group Incorporated                                             85,431
           25,894   Countrywide Financial Corporation<<                               110,050
           21,276   Discover Financial Services                                       280,205
           47,244   Fannie Mae                                                        921,730
           28,707   Freddie Mac                                                       470,795
           20,722   SLM Corporation+<<                                                400,971

                                                                                    5,053,303
                                                                                 ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
OFFICE EQUIPMENT: 0.06%

          39,911    Xerox Corporation                                            $    541,193
                                                                                 ------------

OIL & GAS EXTRACTION: 3.48%

          20,779    Anadarko Petroleum Corporation                                  1,555,100
          14,807    Apache Corporation                                              2,058,173
          13,044    BJ Services Company                                               416,625
           4,339    Cabot Oil & Gas Corporation                                       293,880
          21,349    Chesapeake Energy Corporation                                   1,408,180
          19,804    Devon Energy Corporation                                        2,379,649
           6,407    ENSCO International Incorporated                                  517,301
          11,022    EOG Resources Incorporated                                      1,446,086
          38,724    Halliburton Company                                             2,055,083
          12,496    Nabors Industries Limited+                                        615,178
          11,930    Noble Corporation                                                 774,973
           7,644    Noble Energy Incorporated                                         768,681
          36,431    Occidental Petroleum Corporation                                3,273,690
           6,858    Range Resources Corporation                                       449,473
           4,998    Rowan Companies Incorporated                                      233,657
          52,960    Schlumberger Limited                                            5,689,493
          15,179    Southwestern Energy Company+                                      722,672
          14,154    Transocean Incorporated+                                        2,156,928
          30,166    Weatherford International Limited+                              1,495,932
          22,671    XTO Energy Incorporated                                         1,553,190

                                                                                   29,863,944
                                                                                 ------------

PAPER & ALLIED PRODUCTS: 0.10%

           4,423    Bemis Company Incorporated                                         99,164
          18,982    International Paper Company                                       442,281
           7,711    MeadWestvaco Corporation                                          183,830
           5,805    Pactiv Corporation+                                               123,240

                                                                                      848,515
                                                                                 ------------

PERSONAL SERVICES: 0.05%

           5,798    Cintas Corporation                                                153,705
          14,443    H & R Block Incorporated                                          309,080

                                                                                      462,785
                                                                                 ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.85%

           2,486    Ashland Incorporated                                              119,825
          91,814    Chevron Corporation                                             9,101,522
          68,468    ConocoPhillips                                                  6,462,695
         234,540    Exxon Mobil Corporation                                        20,670,010
          12,472    Hess Corporation                                                1,573,842
          31,425    Marathon Oil Corporation                                        1,630,015
           8,433    Murphy Oil Corporation                                            826,856
           5,187    Sunoco Incorporated                                               211,059
           6,113    Tesoro Petroleum Corporation<<                                    120,854
          23,459    Valero Energy Corporation                                         966,042

                                                                                   41,682,720
                                                                                 ------------

PIPELINES: 0.12%

          25,941    The Williams Companies Incorporated                             1,045,682
                                                                                 ------------

PRIMARY METAL INDUSTRIES: 0.53%

           4,972    AK Steel Holding Corporation                                      343,068
          36,181    Alcoa Incorporated                                              1,288,767
           4,487    Allegheny Technologies Incorporated                               265,989

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
PRIMARY METAL INDUSTRIES (continued)

          13,918    Nucor Corporation                                            $  1,039,257
           6,183    Precision Castparts Corporation                                   595,856
           4,339    Titanium Metals Corporation<<                                      60,703
           5,225    United States Steel Corporation                                   965,476

                                                                                    4,559,116
                                                                                 ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.35%

          30,230    CBS Corporation Class B                                           589,183
           3,984    E.W. Scripps Company Class A                                      165,495
          10,151    Gannett Company Incorporated                                      219,972
          14,262    McGraw-Hill Companies Incorporated<<                              572,191
           1,643    Meredith Corporation<<                                             46,480
           6,382    New York Times Company Class A<<                                   98,219
           9,423    RR Donnelley & Sons Company                                       279,769
          28,088    Viacom Incorporated Class B+<<                                    857,808
             257    Washington Post Company Class B                                   150,833

                                                                                    2,979,950
                                                                                 ------------

RAILROAD TRANSPORTATION: 0.61%

          13,014    Burlington Northern Santa Fe Corporation                        1,299,968
          17,972    CSX Corporation                                                 1,128,821
          16,679    Norfolk Southern Corporation                                    1,045,273
          22,938    Union Pacific Corporation                                       1,731,819

                                                                                    5,205,881
                                                                                 ------------

REAL ESTATE: 0.02%

           7,717    CB Richard Ellis Group Incorporated Class A+<<                    148,172
                                                                                 ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%

           7,108    Sealed Air Corporation                                            135,123
          10,678    The Goodyear Tire & Rubber Company+                               190,389

                                                                                      325,512
                                                                                 ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.36%

           9,861    Ameriprise Financial Incorporated                                 401,047
          41,221    Charles Schwab Corporation                                        846,679
           2,419    CME Group Incorporated                                            926,937
          20,998    E*TRADE Financial Corporation+<<                                   65,934
           3,846    Federated Investors Incorporated Class B                          132,379
           6,924    Franklin Resources Incorporated                                   634,585
          17,498    Goldman Sachs Group Incorporated                                3,060,400
           3,132    InterContinental Exchange Incorporated+                           357,048
           6,264    Legg Mason Incorporated                                           272,922
          30,923    Lehman Brothers Holdings Incorporated<<                           612,585
          43,738    Merrill Lynch & Company Incorporated<<                          1,386,932
          49,146    Morgan Stanley                                                  1,772,696
          11,763    NYSE Euronext Incorporated                                        595,914
          11,527    T. Rowe Price Group Incorporated                                  650,930

                                                                                   11,716,988
                                                                                 ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%

          69,909    Corning Incorporated                                            1,611,402
                                                                                 ------------

TOBACCO PRODUCTS: 0.91%

          92,966    Altria Group Incorporated                                       1,911,381
           7,720    Lorillard Incorporated+                                           533,915

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                   VALUE
-----------------   ----------------------------------------------------------   ------------
TOBACCO PRODUCTS (continued)

          93,631    Philip Morris International                                  $   4,624,435
           7,603    Reynolds American Incorporated                                     354,832
           6,562    UST Incorporated                                                   358,351

                                                                                     7,782,914
                                                                                 -------------

TRANSPORTATION BY AIR: 0.05%

          32,482    Southwest Airlines Company                                         423,565
                                                                                 -------------

TRANSPORTATION EQUIPMENT: 1.71%

          33,356    Boeing Company                                                   2,192,156
          99,521    Ford Motor Company+<<                                              478,696
          17,688    General Dynamics Corporation                                     1,489,330
          25,131    General Motors Corporation<<                                       289,007
           7,271    Genuine Parts Company                                              288,513
           5,552    Goodrich Corporation                                               263,498
          10,500    Harley-Davidson Incorporated                                       380,730
          32,915    Honeywell International Incorporated<<                           1,654,966
           8,064    ITT Corporation                                                    510,693
          26,341    Johnson Controls Incorporated                                      755,460
          14,994    Lockheed Martin Corporation                                      1,479,308
          15,183    Northrop Grumman Corporation                                     1,015,743
          16,208    Paccar Incorporated                                                677,981
          11,063    Textron Incorporated                                               530,250
          43,200    United Technologies Corporation                                  2,665,440

                                                                                    14,671,771
                                                                                 -------------

TRANSPORTATION SERVICES: 0.10%

           7,575    C.H. Robinson Worldwide Incorporated                               415,413
           9,468    Expeditors International of Washington Incorporated                407,124

                                                                                       822,537
                                                                                 -------------

TRAVEL & RECREATION: 0.09%

          19,387    Carnival Corporation                                               638,996
           9,275    Expedia Incorporated+                                              170,475

                                                                                       809,471
                                                                                 -------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.40%

           7,147    AmerisourceBergen Corporation                                      285,809
           3,744    Brown-Forman Corporation Class B<<                                 282,934
           6,744    Dean Foods Company+<<                                              132,317
          12,308    McKesson Corporation                                               688,140
          16,840    Nike Incorporated Class B                                        1,003,832
           9,423    SUPERVALU Incorporated                                             291,076
          26,661    Sysco Corporation                                                  733,444

                                                                                     3,417,552
                                                                                 -------------

WHOLESALE TRADE-DURABLE GOODS: 0.18%

          18,574    Kimberly-Clark Corporation                                       1,110,354
           5,741    Patterson Companies Incorporated+<<                                168,728
           2,886    W.W. Grainger Incorporated                                         236,083

                                                                                     1,515,165
                                                                                 -------------

TOTAL COMMON STOCKS (COST $469,484,177)                                            495,832,157
                                                                                 -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

    SHARES                           SECURITY NAME                                                                     VALUE
-----------------   ----------------------------------------------------------                                      ------------
COLLATERAL FOR SECURITIES LENDING: 42.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.05%

       8,692,758    BlackRock Temporary #24 Money Market Fund                                                       $  8,692,758
       8,692,758    Dreyfus Cash Management Fund                                                                       8,692,758
       8,692,758    Scudder Daily Assets Money Market Fund                                                             8,692,758
       8,692,758    Short-Term Investment Company Money Market Fund                                                    8,692,758

                                                                                                                      34,771,032
                                                                                                                    ------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
----------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 38.62%

$      4,179,210    Bank of America Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $4,179,471)              2.25%         07/01/2008       4,179,210
      62,688,157    Bank of America Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $62,692,772)             2.65          07/01/2008      62,688,157
       9,695,768    Bank of Ireland                                                     3.30          07/01/2008       9,695,768
       9,361,431    Bank of Ireland                                                     3.75          07/01/2008       9,361,431
       9,194,263    Barclays Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $9,194,838)              2.25          07/01/2008       9,194,263
       8,358,421    BASF Finance Europe NV+++/-                                         2.81          10/17/2008       8,352,144
       3,887,966    Cheyne Finance LLC+++/-/\/\(a)(i)                                   6.40          02/25/2008       2,799,336
      64,359,841    Citigroup Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $64,364,489)             2.60          07/01/2008      64,359,841
      10,030,105    Credit Suisse First Boston Repurchase Agreement - 102%
                    Collateralized by Money Market Securities (Maturity Value
                    $10,030,941)                                                        3.00          07/01/2008      10,030,105
      33,768,021    Deutsche Bank Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $33,770,554)             2.70          07/01/2008      33,768,021
       2,507,526    Elysian Funding LLC++                                               2.70          07/01/2008       2,507,526
       2,838,520    Erasmus Capital Corporation++                                       2.62          07/01/2008       2,838,520
       1,046,307    Goldman Sachs & Company Repurchase Agreement - 102%
                    Collateralized by Mortgage-Backed Securities (Maturity Value
                    $1,046,377)                                                         2.40          07/01/2008       1,046,307
       5,850,895    ING (USA) Annuity & Life Insurance Company+/-(i)                    2.55          10/16/2008       5,850,895
      10,364,442    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                    Money Market Securities (Maturity Value $10,365,334)                3.10          07/01/2008      10,364,442
      26,746,947    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                    Mortgage-Backed Securities (Maturity Value $26,748,990)             2.75          07/01/2008      26,746,947
      10,030,105    Lehman Brothers Repurchase Agreement - 102% Collateralized by
                    Money Market Securities (Maturity Value $10,030,969)                3.10          07/01/2008      10,030,105
       4,179,210    Mazarin Funding Corporation+++/-                                    2.57          08/04/2008       4,173,830
       4,179,210    MetLife Global Funding I+++/-                                       2.48          10/21/2008       4,178,617
       2,570,214    Morgan Stanley+/-                                                   2.60          10/15/2008       2,568,282
       4,179,210    Natexis Banques Populaires+++/-                                     2.73          09/08/2008       4,178,345
       1,003,011    Palisades Insurance Company                                         3.05          07/02/2008       1,002,926
       2,975,598    Premium Asset Trust+++/-(i)                                         2.86          07/15/2008       2,974,885
       4,346,379    Sheffield Receivables Corporation++                                 3.00          07/07/2008       4,344,206
       6,686,737    Stanfield Victoria Funding LLC+++/-/\/\(a)(i)                       5.73          04/03/2008       5,483,124
       1,337,347    Thames Asset Global Securitization #1 Incorporated++                3.00          07/07/2008       1,336,679
      16,716,842    Transamerica Occidental Life Insurance+/-(i)                        2.70          10/31/2008      16,716,842
       4,179,210    UniCredito Italiano Bank (Ireland) Series LIB+++/-                  2.48          10/08/2008       4,177,877
       4,179,210    Victoria Finance LLC+++/-/\/\(a)(i)                                 2.55          08/07/2008       3,426,953
       4,179,210    Victoria Finance LLC+++/-/\/\(a)(i)                                 5.56          05/02/2008       3,426,953

                                                                                                                     331,802,537
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $370,305,599)                                                          366,573,569
                                                                                                                    ------------

US TREASURY SECURITIES: 39.89%

US TREASURY BILLS: 2.08%

          85,000    US Treasury Bill/\#                                                 1.44          11/06/2008          84,404

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                               JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE       VALUE
----------------                                                                    -------------   -------------  ---------------
US TREASURY BILLS (continued)

$     13,565,000    US Treasury Bill/\#                                                 1.76%         08/07/2008   $    13,540,347
          20,000    US Treasury Bill/\#                                                 1.83          11/06/2008            19,860
         250,000    US Treasury Bill/\#                                                 1.92          08/07/2008           249,546
       3,485,000    US Treasury Bill/\#                                                 1.92          11/06/2008         3,460,563
         480,000    US Treasury Bill/\#                                                 1.96          11/06/2008           476,634
          45,000    US Treasury Bill/\#                                                 2.06          11/06/2008            44,684

                                                                                                                        17,876,038
                                                                                                                   ---------------

US TREASURY BONDS: 37.81%

      35,590,000    US Treasury Bond<<                                                  4.38          02/15/2038        34,689,146
      53,398,000    US Treasury Bond<<                                                  4.50          02/15/2036        53,018,394
      31,158,000    US Treasury Bond<<                                                  4.75          02/15/2037        32,175,496
      30,814,000    US Treasury Bond<<                                                  5.00          05/15/2037        33,115,436
      20,562,000    US Treasury Bond<<                                                  5.25          11/15/2028        22,288,879
      21,555,000    US Treasury Bond<<                                                  5.25          02/15/2029        23,385,494
      33,422,000    US Treasury Bond<<                                                  5.38          02/15/2031        37,134,984
      21,974,000    US Treasury Bond<<                                                  5.50          08/15/2028        24,523,336
      20,139,000    US Treasury Bond<<                                                  6.13          08/15/2029        24,291,098
      32,639,000    US Treasury Bond<<                                                  6.25          05/15/2030        40,174,149

                                                                                                                       324,796,412
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $338,413,568)                                                                       342,672,450
                                                                                                                   ---------------

   SHARES
----------------
SHORT-TERM INVESTMENTS: 2.44%

      20,917,041    Wells Fargo Advantage Money Market Trust~++                                                         20,917,040
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,917,040)                                                                         20,917,040
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,199,120,384)*                                                  142.72%                                    $ 1,225,995,216

Other Assets and Liabilities, Net                                       (42.72)                                       (366,953,048)
                                                                        ------                                     ---------------

TOTAL NET ASSETS                                                        100.00%                                    $   859,042,168
                                                                        ------                                     ---------------


+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(l) Long-term security of an affiliate of the fund with a cost of $3,585,787.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

/\/\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

/\   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $20,917,040.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ASSET                           PORTFOLIO OF INVESTMENTS -
ALLOCATION FUNDS                                      JUNE 30, 2008 (UNAUDITED)

CONSERVATIVE ALLOCATION FUND

FACE/SHARE
  AMOUNT                            SECURITY NAME                            VALUE
-----------   ---------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.44%
        N/A   Wells Fargo Advantage C&B Large Cap Value Portfolio           7,978,990
        N/A   Wells Fargo Advantage Disciplined Growth Portfolio            4,865,646
        N/A   Wells Fargo Advantage Emerging Growth Portfolio               1,179,032
        N/A   Wells Fargo Advantage Equity Income Portfolio                 8,037,272
        N/A   Wells Fargo Advantage Equity Value Portfolio                  8,076,821
        N/A   Wells Fargo Advantage Index Portfolio                        24,290,291
        N/A   Wells Fargo Advantage Inflation-Protected Bond Portfolio     28,382,633
        N/A   Wells Fargo Advantage International Core Portfolio            3,675,497
        N/A   Wells Fargo Advantage International Growth Portfolio          3,651,469
        N/A   Wells Fargo Advantage International Index Portfolio           3,654,880
        N/A   Wells Fargo Advantage International Value Portfolio           3,589,227
        N/A   Wells Fargo Advantage Large Cap Appreciation Portfolio        2,463,872
        N/A   Wells Fargo Advantage Large Company Growth Portfolio         17,127,133
        N/A   Wells Fargo Advantage Managed Fixed Income Portfolio        198,870,106
        N/A   Wells Fargo Advantage Small Cap Index Portfolio               3,262,802
        N/A   Wells Fargo Advantage Small Company Growth Portfolio          2,086,667
        N/A   Wells Fargo Advantage Small Company Value Portfolio             305,437
        N/A   Wells Fargo Advantage Stable Income Portfolio               128,681,792
        N/A   Wells Fargo Advantage Strategic Small Cap Value Portfolio     2,881,769
        N/A   Wells Fargo Advantage Total Return Bond Portfolio            56,841,110

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $519,596,593)     509,902,446
                                                                          -----------

 PRINCIPAL                         INTEREST RATE   MATURITY DATE
-----------                        -------------   -------------
SHORT-TERM INVESTMENTS: 0.39%

US TREASURY BILLS: 0.39%
$    55,000   US Treasury Bill/\#       1.23%        08/07/2008                  54,900
     50,000   US Treasury Bill/\#       1.41         08/07/2008                  49,909
    325,000   US Treasury Bill/\#       1.74         11/06/2008                 322,721
     15,000   US Treasury Bill/\#       1.79         08/07/2008                  14,973
  1,570,000   US Treasury Bill/\#       2.06         08/07/2008               1,567,224

                                                                              2,009,727
                                                                          -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,009,551)                                2,009,727
                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $521,606,144)                    99.83%                             $ 511,912,173

Other Assets and Liabilities, Net       0.17                                    870,652
                                   ---------                              -------------

Total Net Assets                      100.00%                             $ 512,782,825
                                   ---------                              -------------


/\  Zero coupon bond. Interest rate presented is yield to maturity.

#   Security pledged as collateral for futures transactions.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Audited Annual Report or Semi-annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the FUND.

WELLS FARGO ADVANTAGE ASSET                          PORTFOLIO OF INVESTMENTS -
ALLOCATION FUNDS                                     JUNE 30, 2008 (UNAUDITED)

GROWTH BALANCED FUND

FACE/SHARE
   AMOUNT                                SECURITY NAME                                                                  VALUE
-------------   ---------------------------------------------------------------                                    -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.33%
           N/A  Wells Fargo Advantage C&B Large Cap Value Portfolio                                                   73,291,878
           N/A  Wells Fargo Advantage Disciplined Growth Portfolio                                                    44,155,989
           N/A  Wells Fargo Advantage Emerging Growth Portfolio                                                       10,605,454
           N/A  Wells Fargo Advantage Equity Income Portfolio                                                         73,727,793
           N/A  Wells Fargo Advantage Equity Value Portfolio                                                          73,643,222
           N/A  Wells Fargo Advantage Index Portfolio                                                                221,083,609
           N/A  Wells Fargo Advantage Inflation-Protected Bond Portfolio                                              48,895,641
           N/A  Wells Fargo Advantage International Core Portfolio                                                    33,815,956
           N/A  Wells Fargo Advantage International Growth Portfolio                                                  33,756,471
           N/A  Wells Fargo Advantage International Index Portfolio                                                   33,683,540
           N/A  Wells Fargo Advantage International Value Portfolio                                                   33,397,826
           N/A  Wells Fargo Advantage Large Cap Appreciation Portfolio                                                22,271,011
           N/A  Wells Fargo Advantage Large Company Growth Portfolio                                                 154,610,704
           N/A  Wells Fargo Advantage Managed Fixed Income Portfolio                                                 341,377,220
           N/A  Wells Fargo Advantage Small Cap Index Portfolio                                                       29,574,655
           N/A  Wells Fargo Advantage Small Company Growth Portfolio                                                  19,004,682
           N/A  Wells Fargo Advantage Small Company Value Portfolio                                                    2,875,295
           N/A  Wells Fargo Advantage Strategic Small Cap Value Portfolio                                             26,335,774
           N/A  Wells Fargo Advantage Total Return Bond Portfolio                                                     97,521,609

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,330,401,074)                                            1,373,628,329
                                                                                                                   -------------

  PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE
-------------                                                                    -------------  -------------
SHORT-TERM INVESTMENTS: 1.17%

US TREASURY BILLS: 1.17%

$      165,000  US Treasury Bill/\#                                                       1.24%    08/07/2008            164,700
       390,000  US Treasury Bill/\#                                                       1.42     08/07/2008            389,291
     2,365,000  US Treasury Bill/\#                                                       1.74     11/06/2008          2,348,417
       195,000  US Treasury Bill/\#                                                       1.80     08/07/2008            194,646
       140,000  US Treasury Bill/\#                                                       1.94     11/06/2008            139,018
    13,060,000  US Treasury Bill/\#                                                       2.04     08/07/2008         13,036,675

                                                                                                                      16,272,747
                                                                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,271,066)                                                                       16,272,747
                                                                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,346,672,140)                                     99.50%                                                $  1,389,901,076

Other Assets and Liabilities, Net                          0.50                                                        7,015,726
                                                       --------                                                 ----------------

TOTAL NET ASSETS                                         100.00%                                                $  1,396,916,802
                                                       --------                                                 ----------------

/\ Zero coupon bond.  Interest rate presented is yield to maturity.

# Security pledged as collateral for futures transactions.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ASSET                       PORTFOLIO OF INVESTMENTS -
ALLOCATION FUNDS                                  JUNE 30, 2008 (UNAUDITED)

MODERATE BALANCED FUND

 FACE/SHARE
   AMOUNT                                                SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.57%
           N/A    Wells Fargo Advantage C&B Large Cap Value Portfolio                                                14,277,364
           N/A    Wells Fargo Advantage Disciplined Growth Portfolio                                                  8,682,818
           N/A    Wells Fargo Advantage Emerging Growth Portfolio                                                     2,105,524
           N/A    Wells Fargo Advantage Equity Income Portfolio                                                      14,422,845
           N/A    Wells Fargo Advantage Equity Value Portfolio                                                       14,456,375
           N/A    Wells Fargo Advantage Index Portfolio                                                              43,411,079
           N/A    Wells Fargo Advantage Inflation-Protected Bond Portfolio                                           20,403,549
           N/A    Wells Fargo Advantage International Core Portfolio                                                  6,688,237
           N/A    Wells Fargo Advantage International Growth Portfolio                                                6,662,844
           N/A    Wells Fargo Advantage International Index Portfolio                                                 6,663,869
           N/A    Wells Fargo Advantage International Value Portfolio                                                 6,593,656
           N/A    Wells Fargo Advantage Large Cap Appreciation Portfolio                                              4,401,220
           N/A    Wells Fargo Advantage Large Company Growth Portfolio                                               30,647,083
           N/A    Wells Fargo Advantage Managed Fixed Income Portfolio                                              142,991,187
           N/A    Wells Fargo Advantage Small Cap Index Portfolio                                                     5,840,130
           N/A    Wells Fargo Advantage Small Company Growth Portfolio                                                3,735,651
           N/A    Wells Fargo Advantage Small Company Value Portfolio                                                   564,198
           N/A    Wells Fargo Advantage Stable Income Portfolio                                                      67,795,398
           N/A    Wells Fargo Advantage Strategic Small Cap Value Portfolio                                           5,155,388
           N/A    Wells Fargo Advantage Total Return Bond Portfolio                                                  40,869,367

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $438,508,716)                                               446,367,782
                                                                                                                 --------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
--------------                                                                  -------------   --------------
SHORT-TERM INVESTMENTS: 0.77%

US TREASURY BILLS: 0.77%

$       30,000    US Treasury Bill/\#                                                1.79%        08/07/2008             29,945
     2,875,000    US Treasury Bill/\#                                                2.06         08/07/2008          2,869,809
       550,000    US Treasury Bill/\#                                                1.74         11/06/2008            546,143
        40,000    US Treasury Bill/\#                                                1.94         11/06/2008             39,720

                                                                                                                      3,485,617
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,485,280)                                                                        3,485,617
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $441,993,996)                                       99.34%                                                 $  449,853,399

Other Assets and Liabilities, Net                          0.66                                                       3,007,845
                                                        -------                                                  --------------

TOTAL NET ASSETS                                         100.00%                                                 $  452,861,244
                                                        -------                                                  --------------

/\ Zero coupon bond. Interest rate presented is yield to maturity.

# Security pledged as collateral for futures transactions.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Allocation Funds Load

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

 PRINCIPAL                                 SECURITY NAME                                 INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------------   -------------   -------------   -----------
AGENCY NOTES - INTEREST BEARING: 2.60%
$ 1,830,000   FHLMC                                                                           5.13%        08/23/2010    $ 1,899,842
    470,000   FNMA<<                                                                          3.38         05/19/2011        467,682
    495,000   FNMA<<                                                                          6.00         05/15/2011        527,099

TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,808,747)                                                                    2,894,623
                                                                                                                         -----------

AGENCY SECURITIES: 5.28%

FEDERAL FARM CREDIT BANK: 0.89%
    974,000   Federal Farm Credit Bank<<                                                      4.13         07/17/2009        986,186
                                                                                                                         -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.77%
      1,153   FHLMC #170151                                                                  10.50         01/01/2016          1,297
    432,980   FHLMC #1J1263<<+/-                                                              5.82         01/01/2036        441,187
        658   FHLMC #254325                                                                  10.25         03/01/2015            668
     84,913   FHLMC #G11487                                                                   8.00         03/01/2016         89,755
  1,426,073   FHLMC #G13175                                                                   5.50         05/01/2023      1,435,812

                                                                                                                           1,968,719
                                                                                                                         -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.62%
    604,142   FNMA #699932                                                                    5.50         04/01/2033        599,033
    431,416   FNMA #735613                                                                    6.00         02/01/2035        438,688
    964,142   FNMA #863727<<+/-                                                               5.34         01/01/2036        976,031
    411,215   FNMA #892283+/-                                                                 5.86         09/01/2036        420,682
    485,000   FNMA TBA%%                                                                      5.00         07/01/2023        479,544

                                                                                                                           2,913,978
                                                                                                                         -----------

TOTAL AGENCY SECURITIES (COST $5,812,781)                                                                                  5,868,883
                                                                                                                         -----------

ASSET BACKED SECURITIES: 3.23%
    405,000   Capital Auto Receivables Asset Trust Series 2007-4 Class A3b+/-                 3.17         07/15/2010        404,922
    545,000   Chase Issuance Trust Series 2005-A6 Class A6+/-                                 2.54         07/15/2014        531,266
    720,454   Community Program Loan Trust Series 1987-A Class A4                             4.50         10/01/2018        712,343
    131,576   Countrywide Home Equity Loan Trust Series 2004-I Class A+/-                     2.76         02/15/2034         82,620
     72,193   Countrywide Home Equity Loan Trust Series 2004-Q Class 2A+/-                    2.77         12/15/2033         46,617
    335,000   Daimler Chrysler Auto Trust Series 2008-B Class A3a                             4.71         09/10/2012        336,292
    320,000   Discover Card Master Trust Series 2008-A4 Class A4                              5.65         12/15/2015        318,038
    530,000   First National Master Note Trust Series 2007-2 Class A+/-                       3.22         11/15/2012        529,986
    444,000   MBNA Credit Card Master Note Trust Series 2006-A4 Class A4+/-                   2.46         09/15/2011        442,659
    261,166   Mscc Heloc Trust Series 2007-1 Class A+/-                                       2.58         12/25/2031        191,665

TOTAL ASSET BACKED SECURITIES (COST $3,712,698)                                                                            3,596,408
                                                                                                                         -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.82%
    318,464   Banc of America Alternative Loan Trust Series 2005-10 Class 6A1                 5.50         11/25/2020        318,961
    462,085   Chase Mortgage Finance Corporation Series 2005-A1 Class 2A2+/-                  5.24         12/25/2035        457,207
     44,600   Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class Aa+/-         2.81         12/25/2034         41,723
    300,000   Citigroup Mortgage Loan Trust Incorporated Series 2006-NCB1 Class 2A2+/-        2.59         05/15/2036        201,429
    113,252   Countrywide Alternative Loan Trust Series 2006-0C8 Class 2A1C+/-                2.54         11/25/2036        111,136
  1,000,000   Credit Suisse First Boston Mortgage Securities Corporation Series
              2005-C1 Class A3                                                                4.81         02/15/2038        974,737
    148,410   FHLMC Structured Pass-through Securities Series T-57 Class 2A1+/-               5.99         07/25/2043        148,848
    162,593   FHLMC Structured Pass-through Securities Series T-59 Class 2A1+/-               5.91         10/25/2043        163,888
    248,917   FNMA Grantor Trust Series 2002-T1 Class A4                                      9.50         11/25/2031        271,412
    212,864   FNMA Series 2003-W14 Class 2A+/-                                                5.96         01/25/2043        212,479
    272,188   FNMA Series 2005-W4 Class 3A+/-                                                 6.11         06/25/2035        268,105
    377,204   FNMA Whole Loan Series 2003-W8 Class 4A+/-                                      6.02         11/25/2042        375,088
    348,761   FNMA Whole Loan Series 2004-W15 Class 3A+/-                                     6.13         06/25/2044        356,504

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

      BALANCED FUND

 PRINCIPAL                                 SECURITY NAME                                 INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------------   -------------   -------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   476,731   GNMA Series 2004-53 Class KE                                                    5.00%        08/20/2032    $   479,362
    608,630   GNMA Series 2007-12 Class A                                                     3.96         06/16/2031        598,966
    605,000   GNMA Series 2007-12 Class C+/-                                                  5.28         04/16/2041        569,221
    368,623   GNMA Series 2007-34 Class A                                                     4.27         11/16/2026        367,708
    334,493   GNMA Series 2007-69 Class TA+/-                                                 4.82         06/16/2031        337,334
    269,037   GNMA Series 2008-39 Class A                                                     4.50         02/16/2023        268,480
    414,009   GNMA Series 2008-45 Class A                                                     3.58         04/16/2027        408,532
    435,394   JPMorgan Alternative Loan Trust Series 2006-A4 Class A2+/-                      5.95         09/25/2036        356,999
    162,682   JPMorgan Mortgage Trust Series 2005-A2 Class 3A1+/-                             4.89         04/25/2035        161,386
    199,539   JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1+/-                            5.11         06/25/2035        195,572
    279,256   JPMorgan Mortgage Trust Series 2005-A5 Class 3A1+/-                             5.38         08/25/2035        277,371
    255,907   JPMorgan Mortgage Trust Series 2006-A2 Class 5A1+/-                             3.76         11/25/2033        251,845
    296,984   Multi Security Asset Trust Series 2005-RR4A Class A1++                          4.38         11/28/2035        267,286
     34,252   Terwin Mortgage Trust Series 2004-21HE Class 1A1+/-                             2.96         12/25/2034         31,597
    235,000   TIAA Real Estate Cdo Limited Series 2007-C4 Class A3+/-                         6.10         08/15/2039        230,222

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,014,187)                                                                8,703,398
                                                                                                                         -----------
SHARES

COMMON STOCKS: 58.93%

APPAREL & ACCESSORY STORES: 0.22%
      6,200   Kohl's Corporation+                                                                                            248,248
                                                                                                                         -----------

BIOPHARMACEUTICALS: 0.54%
     13,000   Teva Pharmaceutical Industries Limited ADR<<                                                                   595,400
                                                                                                                         -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.41%
     22,200   Lowe's Companies Incorporated                                                                                  460,650
                                                                                                                         -----------

BUSINESS SERVICES: 3.89%
     14,600   Automatic Data Processing Incorporated                                                                         611,740
     67,600   Microsoft Corporation                                                                                        1,859,676
     46,000   Oracle Corporation+                                                                                            966,000
     45,700   Symantec Corporation<<+                                                                                        884,295

                                                                                                                           4,321,711
                                                                                                                         -----------

CHEMICALS & ALLIED PRODUCTS: 7.40%
     20,700   Abbott Laboratories                                                                                          1,096,479
     10,200   Air Products & Chemicals Incorporated                                                                        1,008,372
     33,400   Bristol-Myers Squibb Company                                                                                   685,702
     17,400   E.I. du Pont de Nemours & Company                                                                              746,286
     18,100   Johnson & Johnson                                                                                            1,164,554
     29,700   Pfizer Incorporated                                                                                            518,859
     23,000   Procter & Gamble Company                                                                                     1,398,630
     15,700   Rohm & Haas Company<<                                                                                          729,108
     18,400   Wyeth                                                                                                          882,464

                                                                                                                           8,230,454
                                                                                                                         -----------

COMMUNICATIONS: 1.80%
     40,800   AT&T Incorporated                                                                                            1,374,552
     17,600   Verizon Communications Incorporated                                                                            623,040

                                                                                                                           1,997,592
                                                                                                                         -----------

DEPOSITORY INSTITUTIONS: 4.46%
     30,300   Bank of America Corporation                                                                                    723,261
     19,547   Bank of New York Mellon Corporation                                                                            739,463
     28,700   Citigroup Incorporated                                                                                         481,012

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

  SHARES                                   SECURITY NAME                                    VALUE
-----------   ------------------------------------------------------------------------   -----------

DEPOSITORY INSTITUTIONS (continued)
     37,666   JPMorgan Chase & Company                                                   $ 1,292,320
     11,000   State Street Corporation                                                       703,890
     28,100   US Bancorp                                                                     783,709
     15,500   Wachovia Corporation<<                                                         240,715

                                                                                           4,964,370
                                                                                         -----------

EATING & DRINKING PLACES: 0.74%
     14,600   Mcdonald's Corporation                                                         820,812
                                                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES: 2.50%
     15,600   Dominion Resources Incorporated                                                740,844
      8,800   Exelon Corporation                                                             791,648
     11,400   FPL Group Incorporated                                                         747,612
     10,800   Public Service Enterprise Group Incorporated                                   496,044

                                                                                           2,776,148
                                                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.54%
     49,700   Cisco Systems Incorporated+                                                  1,156,022
     22,400   Emerson Electric Company                                                     1,107,680
     51,400   General Electric Company                                                     1,371,866
     29,700   Nokia Oyj ADR                                                                  727,650
     24,300   Texas Instruments Incorporated                                                 684,288

                                                                                           5,047,506
                                                                                         -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.63%
     11,200   Fortune Brands Incorporated                                                    698,992
                                                                                         -----------

FOOD & KINDRED PRODUCTS: 1.81%
      8,265   Kraft Foods Incorporated Class A                                               235,139
     17,800   Pepsico Incorporated                                                         1,131,902
     12,500   The Coca-Cola Company                                                          649,750

                                                                                           2,016,791
                                                                                         -----------

FOOD STORES: 0.58%
     22,600   Safeway Incorporated                                                           645,230
                                                                                         -----------

GENERAL MERCHANDISE STORES: 1.12%
     19,600   Target Corporation                                                             911,204
      6,000   Wal-Mart Stores Incorporated                                                   337,200

                                                                                           1,248,404
                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.45%
     10,000   3M Company                                                                     695,900
      1,600   Apple Incorporated+                                                            267,904
     10,100   Caterpillar Incorporated                                                       745,582
     32,400   Hewlett-Packard Company                                                      1,432,404
     53,200   Intel Corporation                                                            1,142,736
     12,300   International Business Machines Corporation                                  1,457,919
      4,500   Parker Hannifin Corporation                                                    320,940

                                                                                           6,063,385
                                                                                         -----------

INSURANCE CARRIERS: 2.04%
     17,700   American International Group Incorporated                                      468,342
     17,300   MetLife Incorporated                                                           912,921
     13,100   the Travelers Companies Incorporated                                           568,540

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

  SHARES                                   SECURITY NAME                                    VALUE
-----------   ------------------------------------------------------------------------   -----------
INSURANCE CARRIERS (continued)
     12,100   UnitedHealth Group Incorporated                                            $   317,625

                                                                                           2,267,428
                                                                                         -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
0.86%
      5,700   Becton Dickinson & Company                                                     463,410
     11,300   Rockwell Automation Incorporated                                               494,149

                                                                                             957,559
                                                                                         -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.80%
     17,100   Medtronic Incorporated                                                         884,925
                                                                                         -----------

MEDICAL PRODUCTS: 1.12%
     17,200   Merck & Company Incorporated                                                   648,268
      8,700   Zimmer Holdings Incorporated+                                                  592,035

                                                                                           1,240,303
                                                                                         -----------

MISCELLANEOUS RETAIL: 1.40%
     10,000   Costco Wholesale Corporation                                                   701,400
     21,600   CVS Caremark Corporation                                                       854,712

                                                                                           1,556,112
                                                                                         -----------

MOTION PICTURES: 1.28%
     44,500   Time Warner Incorporated                                                       658,600
     24,700   Walt Disney Company                                                            770,640

                                                                                           1,429,240
                                                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.50%
     14,700   American Express Company                                                       553,749
                                                                                         -----------

OIL & GAS EXTRACTION: 3.48%
     14,400   Chesapeake Energy Corporation                                                  949,824
     27,100   Halliburton Company                                                          1,438,197
      7,300   Nabors Industries Limited+                                                     359,379
     10,500   Schlumberger Limited                                                         1,128,015

                                                                                           3,875,415
                                                                                         -----------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.61%
     15,400   Chevron Corporation                                                          1,526,602
     13,500   ConocoPhillips                                                               1,274,265
     30,300   Exxon Mobil Corporation                                                      2,670,339
     14,800   Marathon Oil Corporation                                                       767,676

                                                                                           6,238,882
                                                                                         -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.37%
      4,600   Goldman Sachs Group Incorporated                                               804,540
      6,700   Merrill Lynch & Company Incorporated                                           212,457
     14,200   Morgan Stanley                                                                 512,194

                                                                                           1,529,191
                                                                                         -----------

TOBACCO PRODUCTS: 0.59%
     13,400   Philip Morris International                                                    661,826
                                                                                         -----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

  SHARES                                   SECURITY NAME                                                                    VALUE
-----------   ------------------------------------------------------------------------                                   -----------
TRANSPORTATION EQUIPMENT: 2.72%
      7,600   General Dynamics Corporation                                                                               $   639,920
     22,300   Honeywell International Incorporated                                                                         1,121,244
     20,500   United Technologies Corporation                                                                              1,264,850
                                                                                                                           3,026,014
                                                                                                                         -----------

WHOLESALE TRADE NON-DURABLE GOODS: 1.07%
      6,700   Nike Incorporated Class B                                                                                      399,387
     28,600   Sysco Corporation                                                                                              786,786

                                                                                                                           1,186,173
                                                                                                                         -----------

TOTAL COMMON STOCKS (COST $60,608,358)                                                                                    65,542,510
                                                                                                                         -----------

 PRINCIPAL                                                                               INTEREST RATE   MATURITY DATE
-----------                                                                              -------------   -------------
CORPORATE BONDS & NOTES: 12.75%

AGRICULTURAL SERVICES: 0.16%
$   180,000   Bunge Limited Finance Corporation                                              5.88%        05/15/2013         176,969
                                                                                                                         -----------

COMMUNICATIONS: 1.88%
    185,000   At&T Incorporated                                                              5.50         02/01/2018         179,266
    265,000   British Telecommunications plc                                                 8.63         12/15/2010         284,544
    260,000   Comcast Corporation                                                            5.88         02/15/2018         250,143
    275,000   Cox Communications Incorporated++                                              6.25         06/01/2018         268,453
     45,000   Telecom Italia Capital SA                                                      5.25         11/15/2013          42,509
    135,000   Time Warner Cable Incorporated                                                 5.85         05/01/2017         128,223
    140,000   Valor Telecommunications Enterprises<<                                         7.75         02/15/2015         143,259
    235,000   Verizon (Florida) Incorporated Series F                                        6.13         01/15/2013         239,535
    275,000   Verizon (Virginia) Incorporated Series A                                       4.63         03/15/2013         265,838
    280,000   Vodafone Group plc                                                             7.75         02/15/2010         292,591

                                                                                                                           2,094,361
                                                                                                                         -----------

DEPOSITORY INSTITUTIONS: 1.30%
    425,000   Bank of America Corporation                                                    5.65         05/01/2018         396,774
    200,000   Bank of New York Mellon Corporation Series MTN                                 4.95         11/01/2012         199,419
    205,000   Citigroup Incorporated                                                         6.13         05/15/2018         196,178
    105,000   JPMorgan Chase & Company                                                       5.13         09/15/2014         102,095
    300,000   JPMorgan Chase & Company                                                       6.63         03/15/2012         309,367
    250,000   Manufacturers & Traders Trust Company+/-++                                     3.85         04/01/2013         239,512

                                                                                                                           1,443,345
                                                                                                                         -----------

EATING & DRINKING PLACES: 0.25%
    255,000   Yum! Brands Incorporated                                                       8.88         04/15/2011         275,629
                                                                                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES: 1.09%
    190,000   Carolina Power & Light Company                                                 6.50         07/15/2012         199,329
    260,000   CenterPoint Energy Houston Electric LLC Series J2                              5.70         03/15/2013         261,186
    240,000   Energy Transfer Partners LP                                                    6.00         07/01/2013         242,157
    280,000   Florida Power & Light Company                                                  4.85         02/01/2013         280,718
    220,000   MidAmerican Energy Holdings                                                    5.88         10/01/2012         226,278

                                                                                                                           1,209,668
                                                                                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.36%
    390,000   General Electric Capital Corporation Series MTN                                5.65         06/09/2014         399,575
                                                                                                                         -----------

FOOD & KINDRED PRODUCTS: 0.65%
    200,000   HJ Heinz Company++                                                             6.43         12/01/2008         201,746

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                 JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

 PRINCIPAL                                 SECURITY NAME                                 INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------------   -------------   -------------   -----------
FOOD & KINDRED PRODUCTS (continued)
$   245,000   Kraft Foods Incorporated                                                        6.50%        08/11/2017    $   245,312
    265,000   Miller Brewing Corporation++                                                    5.50         08/15/2013        270,826

                                                                                                                             717,884
                                                                                                                         -----------

FOOD STORES: 0.37%
    170,000   Kroger Company                                                                  6.75         04/15/2012        179,025
    235,000   Safeway Incorporated                                                            5.63         08/15/2014        234,505

                                                                                                                             413,530
                                                                                                                         -----------

HEALTH SERVICES: 0.21%
    230,000   GlaxoSmithKline Capital Incorporated                                            5.65         05/15/2018        229,122
                                                                                                                         -----------

HOLDING & OTHER INVESTMENT OFFICES: 0.39%
    210,000   ERP Operating LP                                                                5.13         03/15/2016        189,370
    250,000   Genworch Global Funding Trusts Series MTN                                       5.20         10/08/2010        250,068

                                                                                                                             439,438
                                                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.14%
    165,000   Dell Incorporated++                                                             4.70         04/15/2013        160,582
                                                                                                                         -----------

INSURANCE AGENTS, BROKERS & SERVICE: 0.44%
    235,000   Allstate Life Global Funding Trusts Series MTN                                  5.38         04/30/2013        234,079
    260,000   Metropolitan Life Global Funding I Series 144A++                                5.13         04/10/2013        256,019

                                                                                                                             490,098
                                                                                                                         -----------

INSURANCE CARRIERS: 0.41%
    250,000   ING (USA) Global Funding Trust                                                  4.50         10/01/2010        252,375
    215,000   Unitedhealth Group Incorporated                                                 5.00         08/15/2014        203,141

                                                                                                                             455,516
                                                                                                                         -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
0.58%
    180,000   Baxter International Incorporated                                               5.90         09/01/2016        184,311
    285,000   Fisher Scientific International Incorporated                                    6.13         07/01/2015        282,537
    170,000   Xerox Corporation                                                               6.88         08/15/2011        176,175

                                                                                                                             643,023
                                                                                                                         -----------

MISCELLANEOUS RETAIL: 0.22%
    250,000   CVS Caremark Corporation                                                        5.75         06/01/2017        245,888
                                                                                                                         -----------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.18%
    185,000   Goodrich Corporation<<                                                          7.63         12/15/2012        201,540
                                                                                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.78%
    475,000   General Electric Capital Corporation<<                                          5.63         05/01/2018        459,351
    405,000   HSBC Finance Corporation                                                        5.90         06/19/2012        406,617

                                                                                                                             865,968
                                                                                                                         -----------

OIL & GAS EXTRACTION: 0.77%
    375,000   Enterprise Products Partners Operating LP                                       7.50         02/01/2011        392,834
    245,000   Pemex Project Funding Master Trust++                                            5.75         03/01/2018        241,938
    225,000   XTO Energy Incorporated<<                                                       5.30         06/30/2015        219,494

                                                                                                                             854,266
                                                                                                                         -----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

 PRINCIPAL                                 SECURITY NAME                                 INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------------   -------------   -------------   -----------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.27%
$   285,000   Valero Energy Corporation                                                       6.88%        04/15/2012    $   295,842
                                                                                                                         -----------

PIPELINES: 0.20%
    230,000   Plains All American Pipeline LP                                                 6.13         01/15/2017        226,031
                                                                                                                         -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.22%
    240,000   AvalonBay Communities Series MTN                                                6.63         09/15/2011        245,667
                                                                                                                         -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.55%
    215,000   Bear Stearns Companies Incorporated                                             7.25         02/01/2018        224,366
    235,000   Bear Stearns Companies Incorporated Series MTN                                  6.95         08/10/2012        244,346
    295,000   Goldman Sachs Group Incorporated                                                5.13         01/15/2015        282,374
    225,000   Goldman Sachs Group Incorporated                                                6.15         04/01/2018        218,286
    305,000   Lehman Brothers Holdings Incorporated Series MTN                                6.00         07/19/2012        295,285
    235,000   Merrill Lynch & Company Incorporated Series MTN                                 6.15         04/25/2013        227,762
    245,000   Morgan Stanley Series MTN                                                       6.00         04/28/2015        234,225

                                                                                                                           1,726,644
                                                                                                                         -----------

TRANSPORTATION EQUIPMENT: 0.33%
    190,000   Daimlerchrysler NA Holdings Corporation                                         7.30         01/15/2012        201,067
    170,000   Harsco Corporation                                                              5.75         05/15/2018        169,607

                                                                                                                             370,674
                                                                                                                         -----------

TOTAL CORPORATE BONDS & NOTES (COST $14,336,804)                                                                          14,181,260
                                                                                                                         -----------

FOREIGN CORPORATE BONDS: 2.27%
    170,000   Deutsche Bank AG London                                                         4.88         05/20/2013        167,230
    240,000   Deutsche Telekom International Finance BV                                       8.50         06/15/2010        253,894
    280,000   Diageo Capital Plc                                                              4.38         05/03/2010        280,297
    285,000   Encana Corporation                                                              4.60         08/15/2009        286,522
    270,000   National Australia Bank Limited++                                               5.35         06/12/2013        269,573
    280,000   Telecom Italia Capital                                                          4.95         09/30/2014        256,271
    265,000   Telefonica Emisiones SAU                                                        5.98         06/20/2011        268,919
    255,000   Thomson Corporation                                                             5.70         10/01/2014        251,063
    245,000   Transocean Incorporated<<                                                       6.00         03/15/2018        245,367
    245,000   Weatherford International Limited                                               6.00         03/15/2018        241,796

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,538,843)                                                                           2,520,932
                                                                                                                         -----------

FOREIGN GOVERNMENT BONDS: 0.16%
    160,000   United Mexican States                                                           7.50         01/14/2012        173,918

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $170,616)                                                                              173,918
                                                                                                                         -----------

US TREASURY SECURITIES: 8.36%

US TREASURY BONDS: 0.88%
    725,000   US Treasury Bond<<                                                              8.75         05/15/2017        976,768
                                                                                                                         -----------

US TREASURY NOTES: 7.48%
  1,125,000   US Treasury Note<<                                                              3.13         04/30/2013      1,115,596
  2,660,000   US Treasury Note<<                                                              3.88         05/15/2018      2,637,765
  4,300,000   US Treasury Note<<                                                              4.25         10/15/2010      4,452,181
    110,000   US Treasury Note<<                                                              4.50         02/15/2009        111,495

                                                                                                                           8,317,037
                                                                                                                         -----------

TOTAL US TREASURY SECURITIES (COST $9,137,671)                                                                             9,293,805
                                                                                                                         -----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

  SHARES                       SECURITY NAME                                                                               VALUE
-----------   -----------------------------------------------                                                           -----------
COLLATERAL FOR SECURITIES LENDING: 14.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.38%
    384,572   BlackRockTemporary #24 Money Market FUND                                                                  $   384,572
    384,572   Daily Assets Fund Institutional                                                                               384,572
    384,572   Dreyfus Cash Management Fund                                                                                  384,572
    384,572   Short-term Investment Company Money Market Fund                                                               384,572

                                                                                                                          1,538,288
                                                                                                                        -----------

 PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
-----------                                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.20%
$   184,890   Bank of America Repurchase Agreement - 102% Collateralized by
              Mortgage-Backed Securities (Maturity Value $184,902)                          2.25%        07/01/2008          184,890
  2,773,353   Bank of America Repurchase Agreement - 102% Collateralized by
              Mortgage-Backed Securities (Maturity Value $2,773,557)                        2.65         07/01/2008        2,773,353
    428,945   Bank of Ireland                                                               3.30         07/01/2008          428,945
    414,154   Bank of Ireland                                                               3.75         07/01/2008          414,154
    406,758   Barclays Repurchase Agreement - 102% Collateralized by Mortgage-Backed
              Securities (Maturity Value $406,783)                                          2.25         07/01/2008          406,758
    369,780   Basf Finance Europe Nv+/-++                                                   2.81         10/17/2008          369,503
    172,005   Cheyne Finance LLC+/-++/\/\(a)(i)                                             6.40         02/25/2008          123,844
  2,847,309   Citigroup Repurchase Agreement - 102% Collateralized by Mortgage-Backed
              Securities (Maturity Value $2,847,515)                                        2.60         07/01/2008        2,847,309
    443,737   Credit Suisse First Boston Repurchase Agreement - 102% Collateralized
              by Money Market Securities (Maturity Value $443,774)                          3.00         07/01/2008          443,737
  1,493,913   Deutsche Bank Repurchase Agreement - 102% Collateralized by
              Mortgage-Backed Securities (Maturity Value $1,494,025)                        2.70         07/01/2008        1,493,913
    110,934   Elysian Funding LLC++                                                         2.70         07/01/2008          110,934
    125,577   Erasmus Capital Corporation++                                                 2.62         07/01/2008          125,577
     46,289   Goldman Sachs & Company Repurchase Agreement - 102% Collateralized by
              Mortgage-Backed Securities (Maturity Value $46,292)                           2.40         07/01/2008           46,289
    258,846   ING (USA) Annuity & Life Insurance Company+/-(I)                              2.55         10/16/2008          258,846
    458,528   JPMorgan Chase Repurchase Agreement - 102% Collateralized by Money
              Market Securities (Maturity Value $458,567)                                   3.10         07/01/2008          458,528
  1,183,297   JPMorgan Chase Repurchase Agreement - 102% Collateralized by
              Mortgage-Backed Securities (Maturity Value $1,183,387)                        2.75         07/01/2008        1,183,297
    443,737   Lehman Brothers Repurchase Agreement - 102% Collateralized by Money
              Market Securities (Maturity Value $443,775)                                   3.10         07/01/2008          443,737
    184,890   Mazarin Funding Corporation+/-++                                              2.57         08/04/2008          184,652
    184,890   MetLife Global Funding I+/-++                                                 2.48         10/21/2008          184,864
    113,707   Morgan Stanley+/-                                                             2.60         10/15/2008          113,622
    184,890   Natexis Banques Populaires+/-++                                               2.73         09/08/2008          184,852
     44,374   Palisades Insurance Company                                                   3.05         07/02/2008           44,370
    131,642   Premium Asset Trust+/-++(i)                                                   2.86         07/15/2008          131,610
    192,286   Sheffield Receivables Corporation++                                           3.00         07/07/2008          192,190
    295,824   Stanfield Victoria Funding LLC+/-++/\/\(a)(i)                                 5.73         04/03/2008          242,576
     59,165   Thames Asset Global Securitization #1 Incorporated++                          3.00         07/07/2008           59,135
    739,561   Transamerica Occidental Life Insurance+/-(i)                                  2.70         10/31/2008          739,561
    184,890   UniCredito Italiano Bank (Ireland) Series Lib+/-++                            2.48         10/08/2008          184,831
    184,890   Victoria Finance LLC+/-++/\/\(a)(i)                                           2.55         08/07/2008          151,610
    184,890   Victoria Finance LLC+/-++/\/\(a)(i)                                           5.56         05/02/2008          151,610

                                                                                                                          14,679,097
                                                                                                                        ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,424,006)                                                                16,217,385
                                                                                                                        ------------
SHARES

SHORT-TERM INVESTMENTS: 0.14%
    133,936   Wells Fargo Advantage Money Market Trust~++                                                                    133,936
                                                                                                                        ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
ASSET ALLOCATION FUNDS                                JUNE 30, 2008 (UNAUDITED)

BALANCED FUND

 PRINCIPAL            SECURITY NAME                     INTEREST RATE   MATURITY DATE       VALUE
-----------   ------------------------------            -------------   -------------   -------------
US TREASURY BILLS: 0.02%
     20,000   US Treasury Bill/\#                           1.18         07/17/2008    $      19,984
                                                                                        -------------

TOTAL SHORT-TERM INVESTMENTS (COST $153,926)                                                  153,920
                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $124,718,637)*                           116.12%                                  $ 129,147,042

Other Assets and Liabilities, Net              (16.12)                                    (17,929,852)
                                               ------                                   -------------

TOTAL NET ASSETS                               100.00%                                  $ 111,217,190
                                               ------                                   -------------


<<    All or a portion of this security is on loan.

+/-   Variable rate investments.

%%    Securities issued on a when-issued (TBA) basis.

++ Securities that may be resold to "qualified institutional buyers" under rule 144a or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+     Non-income earning securities.

@     Foreign bond principal is denominated in US dollars.

/\/\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++    Short-term security of an affiliate of the Fund with a cost of $133,936.

/\    Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Allocation Funds No Load

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY                         PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                        JUNE 30, 2008(UNAUDITED)

C&B LARGE CAP VALUE FUND

FACE/SHARE
   AMOUNT                          SECURITY NAME                                      VALUE
-----------   -------------------------------------------------------             ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
        N/A   Wells Fargo Advantage C&B Large Cap Value Portfolio                  517,238,937

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $581,796,986)              517,238,937
                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $581,796,986)                                                     100.00%   $517,238,937

Other Assets and Liabilities, Net                                         0.00         (13,475)
                                                                                  ------------

TOTAL NET ASSETS                                                        100.00%   $517,225,462
                                                                                  ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the FUND.

WELLS FARGO ADVANTAGE EQUITY                          PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                         JUNE 30, 2008 (UNAUDITED)

DIVERSIFIED EQUITY FUND

FACE/SHARE
  AMOUNT                            SECURITY NAME                                      VALUE
-----------   ---------------------------------------------------------            -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
        N/A   Wells Fargo Advantage C&B Large Cap Value Portfolio                     74,476,370
        N/A   Wells Fargo Advantage Disciplined Growth Portfolio                      45,230,807
        N/A   Wells Fargo Advantage Emerging Growth Portfolio                         10,719,972
        N/A   Wells Fargo Advantage Equity Income Portfolio                           75,016,102
        N/A   Wells Fargo Advantage Equity Value Portfolio                            75,376,237
        N/A   Wells Fargo Advantage Index Portfolio                                  226,617,414
        N/A   Wells Fargo Advantage International Core Portfolio                      34,369,366
        N/A   Wells Fargo Advantage International Growth Portfolio                    34,152,521
        N/A   Wells Fargo Advantage International Index Portfolio                     34,173,771
        N/A   Wells Fargo Advantage International Value Portfolio                     33,637,628
        N/A   Wells Fargo Advantage Large Cap Appreciation Portfolio                  22,711,756
        N/A   Wells Fargo Advantage Large Company Growth Portfolio                   158,049,174
        N/A   Wells Fargo Advantage Small Cap Index Portfolio                         30,024,453
        N/A   Wells Fargo Advantage Small Company Growth Portfolio                    19,468,821
        N/A   Wells Fargo Advantage Small Company Value Portfolio                      2,934,086
        N/A   Wells Fargo Advantage Strategic Small Cap Value Portfolio               26,840,032

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $808,386,233)                903,798,510
                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $808,386,233)                                                        99.98%  $ 903,798,510

Other Assets and Liabilities, Net                                           0.02         158,275
                                                                          ------   -------------

Total Net Assets                                                          100.00%  $ 903,956,785
                                                                          ------   -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                          PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                         JUNE 30, 2008 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

FACE/SHARE
  AMOUNT                            SECURITY NAME                                      VALUE
-----------   ---------------------------------------------------------            -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.86%
        N/A   Wells Fargo Advantage Emerging Growth Portfolio                         70,516,382
        N/A   Wells Fargo Advantage Small Cap Index Portfolio                        197,815,190
        N/A   Wells Fargo Advantage Small Company Growth Portfolio                   128,040,820
        N/A   Wells Fargo Advantage Small Company Value Portfolio                     19,546,499
        N/A   Wells Fargo Advantage Strategic Small Cap Value Portfolio              177,048,159

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $636,190,189)                592,967,050

TOTAL INVESTMENTS IN SECURITIES
(COST $636,190,189)                                                        99.86%  $ 592,967,050

Other Assets and Liabilities, Net                                           0.14         854,094
                                                                          ------   -------------

TOTAL NET ASSETS                                                          100.00%  $ 593,821,144
                                                                          ------   -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                         PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                        JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH FUND

FACE/SHARE
  AMOUNT                          SECURITY NAME                                   VALUE
-----------   -----------------------------------------------------            -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.67%
        N/A   Emerging Growth Portfolio                                          4,516,547

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $4,205,187)              4,516,547
                                                                               -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,205,187)                                                      99.67%  $ 4,516,547

Other Assets and Liabilities, Net                                       0.33        14,833
                                                                      ------   -----------

TOTAL NET ASSETS                                                      100.00%  $ 4,531,380
                                                                      ------   -----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                           PORTFOLIO OF INVESTMENTS -
EQUITY GATEWAY FUNDS                            JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME FUND

 FACE/SHARE
   AMOUNT                             SECURITY NAME                                                                  VALUE
-------------   ---------------------------------------------------------------                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.18%
           N/A  Wells Fargo Advantage Equity Income Portfolio                                                      210,117,236

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $442,718,027)                                              210,117,236
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $442,718,027)                                                                                   100.18%   $  210,117,236

Other Assets and Liabilities, Net                                                                      (0.18)         (373,276)
                                                                                                      ------    --------------

TOTAL NET ASSETS                                                                                      100.00%   $  209,743,960
                                                                                                      -------   --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                       PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                      JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE FUND

 FACE/SHARE
   AMOUNT                                SECURITY NAME                                                              VALUE
-------------    --------------------------------------------------------------                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.95%
           N/A  Wells Fargo Advantage Equity Value Portfolio                                                       267,843,627

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $275,286,517)                                              267,843,627
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $275,286,517)                                                                                    99.95%   $  267,843,627

Other Assets and Liabilities, Net                                                                       0.05           120,871
                                                                                                      ------    --------------

TOTAL NET ASSETS                                                                                      100.00%   $  267,964,498
                                                                                                      ------    --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                      PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                     JUNE 30, 2008 (UNAUDITED)

GROWTH EQUITY FUND

 FACE/SHARE
   AMOUNT                                              SECURITY NAME                                                  VALUE
-------------   ---------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
           N/A  Wells Fargo Advantage Disciplined Growth Portfolio                                                    11,670,740
           N/A  Wells Fargo Advantage Emerging Growth Portfolio                                                        9,639,621
           N/A  Wells Fargo Advantage International Core Portfolio                                                    17,728,655
           N/A  Wells Fargo Advantage International Growth Portfolio                                                  17,625,838
           N/A  Wells Fargo Advantage International Index Portfolio                                                   17,597,889
           N/A  Wells Fargo Advantage International Value Portfolio                                                   17,340,151
           N/A  Wells Fargo Advantage Large Company Growth Portfolio                                                  69,715,480
           N/A  Wells Fargo Advantage Small Cap Index Portfolio                                                       27,025,360
           N/A  Wells Fargo Advantage Small Company Growth Portfolio                                                  17,613,971
           N/A  Wells Fargo Advantage Small Company Value Portfolio                                                    2,617,766
           N/A  Wells Fargo Advantage Strategic Small Cap Value Portfolio                                             24,261,827

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $186,809,700)                                                232,837,298
                                                                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $186,809,700)                                      100.05%                                                $    232,837,298

Other Assets and Liabilities, Net                         (0.05)                                                        (117,595)
                                                       --------                                                 ----------------

TOTAL NET ASSETS                                         100.00%                                                $    232,719,703
                                                       --------                                                 ----------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                    PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                   JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND

 FACE/SHARE
   AMOUNT                                                SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.66%
           N/A    Wells Fargo Advantage International Value Portfolio                                               288,811,009

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $330,659,491)                                               288,811,009
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $330,659,491)                                                     99.66%                                   $  288,811,009

Other Assets and Liabilities, Net                                        0.34                                           994,208
                                                                       ------                                    --------------

TOTAL NET ASSETS                                                       100.00%                                   $  289,805,217
                                                                       ------                                    --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                  PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                 JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION FUND

 FACE/SHARE
   AMOUNT                                                SECURITY NAME                                               VALUE
--------------    --------------------------------------------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.96%
           N/A    Wells Fargo Advantage Large Cap Appreciation Portfolio                                            105,372,198

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $102,478,482)                                               105,372,198
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $102,478,482)                                                       99.96%                                 $  105,372,198

Other Assets and Liabilities, Net                                          0.04                                          40,611
                                                                         ------                                  --------------

TOTAL NET ASSETS                                                         100.00%                                 $  105,412,809
                                                                         ------                                  --------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                 PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                JUNE 30, 2008 (UNAUDITED)

LARGE COMPANY GROWTH FUND

 FACE/SHARE
   AMOUNT                                                SECURITY NAME                                                VALUE
--------------    --------------------------------------------------------------------------------------------   ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
           N/A    Wells Fargo Advantage Large Company Growth Portfolio                                              1,164,833,819

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,115,095,746)                                             1,164,833,819
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,115,095,746)                                    100.00%                                                 $  1,164,833,819

Other Assets and Liabilities, Net                          0.00                                                            12,776
                                                        -------                                                  ----------------

TOTAL NET ASSETS                                         100.00%                                                 $  1,164,846,595
                                                        -------                                                  ----------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
EQUITY GATEWAY FUNDS                                  JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH FUND

   FACE/SHARE
     AMOUNT                  SECURITY NAME                                                                               VALUE
----------------  -----------------------------------                                                                -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
             N/A  Wells Fargo Advantage Small Company Growth Portfolio                                                 325,025,035

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $384,052,899)                                                  325,025,035
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $384,052,899)                                                                       100.01%                    $ 325,025,035

Other Assets and Liabilities, Net                                                          (0.01)                          (42,264)
                                                                                         -------                     -------------

TOTAL NET ASSETS                                                                          100.00%                    $ 324,982,771
                                                                                         -------                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
EQUITY GATEWAY FUNDS                                  JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE FUND

   FACE/SHARE
     AMOUNT                  SECURITY NAME                                                                               VALUE
----------------  -----------------------------------                                                                -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
             N/A  Wells Fargo Advantage Small Company Value Portfolio                                                  282,685,953

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $358,300,592)                                                  282,685,953
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $358,300,592)                                                                        99.97%                    $ 282,685,953

Other Assets and Liabilities, Net                                                           0.03                            85,927
                                                                                         -------                     -------------

TOTAL NET ASSETS                                                                          100.00%                    $ 282,771,880
                                                                                         -------                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
EQUITY GATEWAY FUNDS                                  JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE FUND

   FACE/SHARE
     AMOUNT                  SECURITY NAME                                                                               VALUE
----------------  -----------------------------------                                                                -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 101.92%
             N/A  Wells Fargo Advantage Strategic Small Cap Value Portfolio                                                658,640

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $734,478)                                                          658,640
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $734,478)                                                                           101.92%                    $     658,640

Other Assets and Liabilities, Net                                                          (1.92)                          (12,393)
                                                                                         -------                     -------------

TOTAL NET ASSETS                                                                          100.00%                    $     646,247
                                                                                         -------                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY                      PORTFOLIO OF INVESTMENTS -
GATEWAY FUNDS                                     JUNE 30, 2008 (UNAUDITED)

INDEX FUND

 FACE/SHARE
   AMOUNT                                              SECURITY NAME                                                  VALUE
-------------   ---------------------------------------------------------------                                 ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
           N/A  Wells Fargo Advantage Index Portfolio                                                              1,646,907,813

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,319,738,774)                                            1,646,907,813
                                                                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,319,738,774)                                                                                  99.97%   $  1,646,907,813

Other Assets and Liabilities, Net                                                                       0.03             563,641
                                                                                                      ------    ----------------

TOTAL NET ASSETS                                                                                      100.00%   $  1,647,471,454
                                                                                                      ------    ----------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 18, 2008

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 18, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust

                                                     By:
                                                         /s/ Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President

Date: August 18, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       Wells Fargo Funds Trust

                                       By:
                                           /s/ Karla M. Rabusch

                                           Karla M. Rabusch
                                           President

                                       By:
                                           /s/ Stephen W. Leonhardt

                                           Stephen W. Leonhardt
                                           Treasurer

Date: August 18, 2008